As filed with the Securities and Exchange Commission on February 19, 1998
                                                                File No. 2-67052
                                                               File No. 811-3023


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 59

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 61


                                   FORUM FUNDS
                          (Formerly Forum Funds, Inc.)
             (Exact Name of Registrant as Specified in its Charter)

                   Two Portland Square, Portland, Maine 04101
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 207-879-1900


                           Catherine S. Wooledge, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005


It is proposed that this filing will become effective:
   _____      immediately upon  filing pursuant to Rule 485, paragraph  (b)
   _____      on ________________ pursuant to Rule 485, paragraph (b)
   _____      60 days after filing pursuant to Rule 485, paragraph (a)(i)
   __X__      75 days after filing pursuant to Rule 485,  paragraph (a)(ii)
   _____      on [ ] pursuant to Rule 485, paragraph (a)(ii)

   _____      this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  Polaris Global Value Fund

                              CROSS REFERENCE SHEET

                                     PART A
            (Prospectus offering shares of Polaris Global Value Fund)

FORM N-1A                                                   LOCATION IN PROSPECTUS
 ITEM NO.                                                         (CAPTION)
---------                                                   ----------------------

Item 1.           Cover Page:                               Cover Page

Item 2.           Synopsis:                                 Prospectus Summary

Item 3.           Condensed Financial
                  Information:                              Not Applicable

Item 4.           General Description
                  of Registrant:                            Prospectus Summary; Investment Objective and
                                                            Policies; Other Information

Item 5.           Management of the Fund:                   Prospectus Summary; Management

Item 6.           Capital Stock and
                  Other Securities                          Investment Objective and Policies; Dividends and Tax
                                                            Matters; Other Information - The Trust and its Shares

Item 7.           Purchase of Securities
                  Being Offered:                            Purchases and Redemptions of Shares; Other
                                                            Information - Determination of Net Asset Value;
                                                            Management

Item 8.           Redemption or Repurchase
                  of Shares:                                Purchases and Redemptions of Shares

Item 9.           Pending Legal Proceedings                 Not Applicable

                              CROSS REFERENCE SHEET

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET

                                     PART B
               (SAI offering shares of Polaris Global Value Fund)

                                                              LOCATION IN STATEMENT
FORM N-1A                                                   OF ADDITIONAL INFORMATION
 ITEM NO.                                                           (CAPTION)
---------                                                   -------------------------

Item 10.          Cover Page:                               Cover Page

Item 11.          Table of Contents:                        Cover Page

Item 12.          General Information and History:          Management; Other Information

Item 13.          Investment Objectives and
                  Policies:                                 Investment Policies; Investment Limitations

Item 14.          Management of the Registrant:             Management

Item 15.          Control Persons and
                  Principal Holders of
                  Securities:                               Other Information

Item 16.          Investment Advisory
                  and Other Services:                       Management; Other Information - Custodian, Counsel,
                                                            Auditors

Item 17.          Brokerage Allocation
                  and Other Practices:                      Portfolio Transactions

Item 18.          Capital Stock and
                  Other Securities:                         Determination of Net Asset Value

Item 19.          Purchase, Redemption and
                  Pricing of Securities Being
                  Offered:                                  Determination of Net Asset Value; Additional Purchase
                                                            and Redemption Information

Item 20.          Tax Status:                               Taxation

Item 21.          Underwriters:                             Management

Item 22.          Calculation of
                  Performance Data:                         Performance Data

Item 23.          Financial Statements:                     Not Applicable

                              CROSS REFERENCE SHEET

                                     PART B
                                (All other SAIs)

                          Not Applicable in this Filing

--------------------------------------------------------------------------------
Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.
--------------------------------------------------------------------------------

POLARIS GLOBAL VALUE FUND

Two Portland Square
Portland, Maine 04101

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:

         Forum Financial Corp.
         Two Portland Square
         Portland, Maine 04101
         888-263-5594



PROSPECTUS                SUBJECT TO COMPLETION                     May __, 1998
================================================================================

         This Prospectus offers shares of Polaris Global Value Fund (the "Fund"), which is a non-diversified portfolio of Forum Funds (the "Trust"), an open-end, management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund seeks its objective by investing primarily in a portfolio of equity securities of issuers worldwide. Fund shares are offered to investors without any sales charge.

         This Prospectus sets forth concisely the information concerning the Fund and the Trust that a prospective investor should know before investing. The Trust has filed a Statement of Additional Information dated May __, 1998, as may be amended from time to time, that contains more detailed information about the Fund and the Trust with the Securities and Exchange Commission (the "SAI"). The SAI is hereby incorporated by reference into this Prospectus. An investor may obtain a copy of the SAI without charge by contacting Shareholder Servicing at the address or phone number listed above. The Securities and Exchange Commission also maintains a Web site (http://www.sec.gov) that contains the Fund's Prospectus, SAI and certain other information regarding the Fund.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

1.    Prospectus Summary..............................     5.    Purchases and Redemptions of Shares............
2.    Expenses of Investing in the Fund...............     6.    Dividends and Tax Matters......................
3.    Performance Information.........................     7.    Other Information..............................
4.    Investment Objective, Policies and Risk.........     8.    Appendix......................................
5.    Management.....................................

--------------------------------------------------------------------------------

    Investors should read this Prospectus and retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       PROSPECTUS SUMMARY

INVESTMENT OBJECTIVE AND POLICIES

         The Fund seeks capital appreciation. The Fund seeks its objective by investing primarily in a portfolio of equity securities of issuers worldwide. See "Investment Objective and Policies."

MANAGEMENT

     Polaris Capital Management, Inc. (the "Adviser") is the Fund's investment adviser and makes investment decisions for the Fund. Forum Financial Services, Inc. ("FFSI") distributes the Fund's shares, and Forum Administrative Services, LLC ("FAdS") administers the Fund. See "Management."

PURCHASES AND REDEMPTIONS

         Fund shares are offered at the next-determined net asset value without a sales charge to investors who plan to invest a minimum of $2,500 in the Fund. Fund shares may be redeemed from the Fund without charge at their next-determined net asset value. See "Purchases and Redemptions of Shares."

DIVIDENDS

         Dividends representing the net investment income of the Fund are declared and paid at least annually. Any net capital gain realized by the Fund also is distributed annually. Dividends and distributions are reinvested in additional Fund shares unless a shareholder elects to have them paid in cash. See "Dividends and Tax Matters."

CERTAIN RISK FACTORS

         There can be no assurance that the Fund will achieve its investment objective, and the Fund's net asset value will fluctuate based upon changes in the value of its portfolio securities. The Fund invests in the securities of foreign issuers, including issuers located in countries with emerging capital markets. Investments in such securities entail certain risks not associated with investment in domestic securities. See "Investment Policies -- Foreign Securities." The Fund also may use leverage, which involves special risks and may involve speculative investment techniques. See "Additional Investment Policies - Techniques Involving Leverage." The Fund is non-diversified, which may present certain risks. See "Additional Investment Policies - Diversification and Concentration." In addition, the futures and options strategies in which the Fund may engage involve additional risks. See "Additional Investment Policies -- Futures and Options." The Fund is not intended to provide a complete or balanced investment program for all investors.

2.       EXPENSES OF INVESTING IN THE FUND

         The purpose of the following table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. There are no transaction or sales charges associated with the purchase or redemption of Fund shares.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets after applicable fee waivers)

   Advisory Fees (after fee waivers)                               1.00%
   12b-1 Fees                                                       None
   Other Expenses                                                   .75%
   --------------                                                  ------
   Total Fund Operating Expenses (after fee waivers)               1.75%

         The amounts of expenses are based on anticipated amounts projected for the Fund's first fiscal period ending March 31, 1999. The Adviser has determined voluntarily to cap advisory fees so that Total Fund Operating Expenses through March 31, 1999 will not exceed 1.75%. Absent fee waivers during the year, the Investment Advisory Fees and Total Fund Operating Expenses are expected to be 1.00% and 1.7515%, respectively. Fee waivers are voluntary and may be reduced or eliminated at any time. For a further description of the various costs and expenses incurred in the Fund's operation, see "Management."

EXAMPLE

         The following is a hypothetical example that indicates the dollar amount of expenses an investor would pay assuming a $1,000 investment, a 5% annual return, reinvestment of all dividends and distributions and full redemption at the end of each period:

                       1 YEAR            3 YEARS
                       ------            -------
                        $18                $55

         The example is based on the estimated expenses listed in Annual Fund Operating Expenses above. The 5% annual return is not a prediction of and does not represent the Fund's projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

3.       PERFORMANCE INFORMATION

         The Fund's performance may be quoted in advertising in terms of yield or total return. Performance calculations are based on the Fund's historical results and are not intended to indicate future performance. Yield is a way of showing the rate of income earned on the Fund's investments as a percentage of the Fund's share price. To calculate yield, the interest income the Fund has earned from its portfolio of investments for a 30-day period (net of expenses) is divided by the average number of shares entitled to receive dividends and expressed the result as an annualized percentage rate based on the Fund's share price at the beginning of the period. Total return shows the Fund's overall change in value, including changes in share price and assuming all the Fund's distributions are reinvested. Cumulative total return reflects the Fund's performance over a stated period of time. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that these returns are not the same as actual year-by-year returns. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gain or loss.

         Presented below is performance information for the Fund, based upon the performance of Global Value Limited Partnership, a Massachusetts limited partnership (the "Predecessor Partnership). On May [__,] 1998, the Fund, which has no previous operating history, acquired substantially all of the assets and liabilities of the Predecessor Partnership.

         Prior to May [__,] 1998, Polaris Capital Management, Inc. managed the Predecessor Partnership with an investment objective and policies that were, in all material respects, equivalent to the Fund. The Fund's performance includes the performance of the Predecessor Partnership for the period before it became a mutual fund on May [__,] 1998. The Predecessor Partnership's performance was adjusted to reflect the fees and expenses that it is anticipated the Fund will bear (without giving effect to any fee waivers or expense reimbursements) for its first year of operations as a mutual fund. The Predecessor Partnership was not registered under the Investment Company Act nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance result.

         The fees and expenses of the Fund will differ from those of the Predecessor Partnership. The Fund is an open-end investment company whose shares generally are purchased and redeemed at net asset value with no sales charges. The financial information below may not be indicative of the Fund's performance as an open-end fund. In any case, the Fund's total investment return in the future will be based only on the net asset value of its shares and not on any market value or other basis.

         The Fund's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or CDA/Weisenberger. In addition, the Fund's performance may be compared to recognized indices or market performance. Comparative material found in the Fund's advertisements, sales literature or reports to shareholders may contain performance ratings. These are not to be considered representative or indicative of future performance.

         The financial statements of the Predecessor Partnership for the fiscal year ended December 31, 1997, which are not required to not include financial highlights, have been audited by the Predecessor Partnership's independent accountants and, together with the report of the independent auditors, are incorporated by reference into the SAI. Further information about the performance of the Predecessor Partnership also will be contained in the Fund's Annual Report to Shareholders, which (when available) may be obtained without charge by writing the Fund at Two Portland Square, Portland, Maine 04101 or by calling 888-263-5594. See "Management of the Fund" and "Other Information -- Fund Structure".

  [INSERT BAR CHART WITH 1 YEAR ANNUAL RETURNS COMPARED WITH BENCHMARK RETURNS]


4.      INVESTMENT OBJECTIVE, POLICIES AND RISKS

INVESTMENT OBJECTIVE

         The investment objective of the Fund is to seek capital appreciation. The Fund seeks its objective by investing primarily in a portfolio of equity securities of issuers worldwide. There can be, of course, no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

         The belief that companies exist to generate cash flow for their owners drives the Adviser's investment philosophy. Using a unique three-step process, the Adviser's main objective is to identify companies with the most undervalued streams of sustainable cash flow.

         Because of a belief that country and industry factors are important influences on security prices, the Adviser's FIRST STEP employs proprietary investment technology to evaluate data such as cash flow and interest rates to produce a ranking of country and industry value sectors.

         STEP TWO is based on the belief that normal security price fluctuations can be an undervalue of cash flow and assets. Using traditional valuation criteria, the Adviser regularly screens its database of more than 16,000 companies to produce a list of approximately 500 companies that appear to have the greatest potential for undervalued streams of sustainable cash flow. The use of strict valuation methods guides the Adviser to securities with undervalued cash flow and undervalued assets.

         In the FINAL STEP of its investment process, the Adviser conducts rigorous fundamental research on the 500 companies identified in step two. The result is a portfolio of 50-100 companies[ that are equally weighted]. Most investments are held for three-to-five years generally, and portfolio turnover is expected to average 30 percent per year. If a company's valuation falls below target returns or below the rank of an alternative company, it is sold and replaced by a company on the Adviser's "watch-list" of approximately 250 companies.]

         COMMON STOCK. Common stock represents a share of ownership in a company, and usually carries voting rights and may earn dividends. Common stockholders are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors and, if applicable, preferred stockholders, are paid. Dividends on common stock are declared at the discretion of the issuer. Historically, common stocks have provided greater long-term returns and entailed greater short-term risks than other investment choices. The market value of all securities, including common stock, is based on the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

         FOREIGN SECURITIES. The Fund invests in the securities of foreign issuers, including issuers located in countries with emerging capital markets. These investments involve certain risks, such as exchange-rate fluctuations, political or economic instability of the issuer or the country of issue and the possible imposition of exchange controls, withholding taxes on dividends or interest payments, confiscatory taxes or expropriation. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations denominated in U.S. dollars. Foreign securities and their markets may not be as liquid as domestic securities and their markets, and foreign brokerage commissions and custody fees are generally higher than those in the United States.

         While the Adviser currently intends to invest the Fund's assets in issuers located in at least 5 countries, there is no limit on the amount of the Fund's assets that may be invested in issuers located in any one country or region. To the extent that the Fund has concentrated its investments in issuers located in a single country or region, the Fund is more susceptible to factors adversely affecting the economy of that country or region than if the Fund were invested in a more geographically diverse portfolio.

         In addition, issuers of securities in foreign jurisdictions generally are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. Less information may be publicly available about a foreign company than about a domestic company, and foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Securities registration, custody and settlements may in some instances be subject to delays and to legal and administrative uncertainties. To the extent that the Fund invests a portion of its assets in a particular region of the world, an investment in the Fund will be subject to certain risks to the extent that the economies and markets in a region are interrelated and are adversely affected in a similar manner by political, economic, and other events.

         Issuers of securities located in emerging markets may be especially susceptible to the risks set forth above with respect to foreign investments because the risks of political and economic instability are generally greater in emerging market countries, government supervision and regulation of exchanges and brokers in emerging market countries is frequently less extensive than in countries with developed markets and the securities markets in emerging market countries tend to be relatively small, with the majority of market-capitalization and trading volume concentrated in a limited number of companies representing a limited number of industries.

         The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

         The Fund's investments that are denominated in foreign currencies will be adversely affected by any decrease in the value of those currencies relative to the U.S. dollar. These changes will affect the Fund's net assets, distributions and income. The Fund may utilize foreign currency forward contracts in order to hedge against uncertainty in the level of future foreign exchange rates. The Fund will not enter into these contracts for speculative purposes. These contracts involve an obligation to purchase or sell a specific currency at a specified future date, usually less than one year from the date of the contract, at a specified price. The Fund may enter into foreign currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly and also involve risks similar to those described under "Additional Investment Policies - Futures and Options." The Fund may also buy and sell foreign currency options, foreign currency futures contracts and options on those futures contracts. See "Additional Investment Policies - Futures and Options."

ADDITIONAL INVESTMENT POLICIES

         The Fund's investment objective and fundamental investment limitations, as described in the SAI, may not be changed without approval of the holders of a majority of the Fund's outstanding voting securities. A majority of the Fund's outstanding voting securities means the lesser of 67% of the shares of the Fund present or represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented or more than 50% of the outstanding shares of the Fund. Except as otherwise indicated, investment policies of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. A further description of the Fund's investment policies is contained in the SAI.

         BORROWING. As a fundamental policy, the Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets. For purposes of this limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchase securities (such as the purchase of when- issued securities), (2) reverse repurchase agreements, (3) dollar-roll transactions and
(4) the lending of securities.

         Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. The use of these techniques in connection with a segregated account may result in the Fund's assets being 100 percent leveraged. See "Additional Investment Policies - Techniques Involving Leverage."

         ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements and other securities not entitling the Fund to the payment of principal within seven days. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

         REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. The Fund may seek additional income by entering into repurchase agreements or by lending securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when it believes the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Repurchase agreements are transactions in which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed- upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. Securities loans must be continuously secured by cash or securities issued or guaranteed as to principal and interest by the United States Government or by any of its agencies, instrumentalities or government-sponsored enterprises ("U.S. Government Securities") with a market value, determined daily, at least equal to the value of the Fund's securities loaned. When the Fund lends a security, it receives income from the borrower or from investing cash collateral. The Trust's custodian maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest and which consists of the types of securities in which the Fund may invest directly. The Fund may pay fees to arrange securities loans. The Fund will not lend portfolio securities in excess of 50% of the value of the Fund's total assets.

         DIVERSIFICATION AND CONCENTRATION. The Fund is non-diversified, as that term is defined in the Investment Company Act of 1940 (the "Investment Company Act"). A non-diversified fund has greater latitude than a diversified fund with respect to the investment of the Fund's assets in the securities of a relatively small number of issuers. Non-diversified funds accordingly present more risk than diversified funds. To the extent required to qualify as a regulated investment company under the Internal Revenue Code, the Fund may not purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

         As a fundamental policy, the Fund may not purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry. This limit does not apply to investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities or securities of other regulated investment companies. The Fund reserves the right to seek to achieve its investment objective by investing up to 100% of its investable assets in one or more investment companies.

         WARRANTS. The Fund may invest in warrants, which provide the holder the right to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Warrants are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them and the prices of warrants do not necessarily correlate with the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 5% of the value of its total assets.

         SHORT SALES. The Fund may make short sales of securities that it does not own or have the right to acquire in anticipation of a decline in the market price for the security. When the Fund makes a short sale, the proceeds that it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales create opportunities to increase the Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales.

         PURCHASING SECURITIES ON MARGIN. When the Fund purchases securities on margin, it only pays part of the purchase price and borrows the remainder from a bank or other financial institution. As a borrowing, the Fund's purchase of securities on margin is subject to the limitations and risks described in "Additional Investment Policies - Borrowing." In addition, if the value of the securities purchased on margin decreases such that the Fund's borrowing with respect to the security exceeds the maximum permissible borrowing amount, the Fund will be required to make margin payments (additional payments to the broker to maintain the level of borrowing at permissible levels). The Fund's obligation to satisfy margin calls may require the Fund to sell securities at a time when fundamental investment considerations would not favor those sales.

         TECHNIQUES INVOLVING LEVERAGE. Use of leveraging involves special risks and may involve speculative investment techniques. The Fund may borrow for other than temporary or emergency purposes, purchase securities on margin, sell securities short, lend its securities, enter into reverse repurchase agreements, and purchase securities on a when-issued or forward commitment basis. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

         Leverage exists when the Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund.

         The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. Interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. If the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to sell securities at a time when fundamental investment considerations would not favor those sales.

         In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and securities in accordance with Securities and Exchange Commission guidelines. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

         FUTURES AND OPTIONS. The Fund may seek to enhance returns by writing exchange-traded or over-the-counter covered call options or to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options and the purchase and sale of futures contracts and options on those futures contracts. The Fund may write
(sell) covered put and call options and may buy put and call options on equity securities, foreign currencies and stock indices, such as the Standard & Poor's 500 Stock Index. In addition, the Fund may buy or sell stock index and foreign currency futures contracts and may write covered options and buy options on those contracts. Definitions of these instruments may be found in the Appendix to this Prospectus. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security, currency or futures contract or maintains liquid assets in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option.

         The Fund will not hedge more than 25% of its total assets by selling futures contracts, buying put options and writing call options. In addition, the Fund will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets and will not purchase call options if the value of purchased call options would exceed 5% of the Fund's total assets.

         The Fund's use of options and futures contracts would subject the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities or currencies and fluctuations in the general securities or currency markets; (2) imperfect correlation between movements in the prices of options, futures contracts or related options and movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts. Other risks include the inability of the Fund, as the writer of covered call options, to benefit from the appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund.

         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, which are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. The value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise, but is also influenced by the value of the underlying common stock. The Fund may only invest in convertible securities that are investment grade, that is, rated "Baa" or higher by Moody's Investor Service ("Moody's") or "BBB" or higher by Standard & Poor's. The Fund may purchase unrated securities if the Adviser determines the security to be of comparable quality to a rated investment grade security. Moody's indicates that securities rated "Baa" have speculative characteristics.

         TEMPORARY INVESTMENTS. It is the general policy of the Fund to be fully invested in accordance with its investment objective and policies. However, pending investment of cash balances or if the Adviser believes that business or financial conditions warrant, the Fund may invest without limit in cash or in investment-grade cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; and (4) repurchase agreements covering any of the securities in which the Fund may invest directly, and, subject to the limits of the Investment Company Act, other investment companies (including affiliates of the Fund) that invest in securities in which the Fund may invest. During periods when and to the extent that the Fund is invested in cash equivalents, it will not be pursuing its investment objective.

         PORTFOLIO TRANSACTIONS. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. This will increase the Fund's rate of turnover and will result in higher total brokerage costs for the Fund. The Adviser anticipates that the annual turnover in the Fund could be in excess of 100%. An annual turnover rate of 100% would occur, for example, if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains and losses.

         The Adviser has no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Consistent with its policy of obtaining the best net results, the Fund's brokerage transactions may be conducted through certain affiliates of the Adviser. The Board has adopted policies to ensure that these transactions are reasonable and fair and that the commissions charged are comparable to those charged by non-affiliated qualified broker-dealers. The Adviser may effect transactions for the Fund through brokers who sell Fund shares.

5.      MANAGEMENT

         The business of the Trust is managed under the direction of the Board. The Board formulates the general policies of the Fund and generally meets quarterly to review the results of the Fund, monitor investment activities and practices and discuss other matters affecting the Fund and the Trust.

INVESTMENT ADVISER

         Under an investment advisory agreement with the Trust, Polaris Capital Management, Inc. serves as the Fund's investment adviser. Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser receives an advisory fee that is accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

         The Adviser, which is located at 125 Summer Street, Boston, Massachusetts 02110, is registered as an investment adviser with the Securities and Exchange Commission and provides investment management services to pension plans, endowment funds and institutional and individual accounts. As of the date of this Prospectus, the Adviser had approximately $50 million of assets under management and was controlled by Bernard R. Horn, Jr., president and chief portfolio manager of the Adviser since its organization in 1995.

         Mr. Horn has been portfolio manager of the Fund since the Fund's inception and, as such, is responsible for the day-to-day management of the Fund's portfolio. Prior to his establishment of the Adviser, Mr. Horn was a portfolio manager and Investment Officer at MDT Advisers, Inc. Prior thereto, Mr. Horn was vice-president of Freedom Capital Management Corp. from 1990 to 1992 and the principal and founder of Horn & Company from 1980 to 1990.

ADMINISTRATION

         On behalf of the Fund, the Trust has entered into an Administration Agreement with FAdS. Under this agreement, FAdS is responsible for the supervision of the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay), providing the Trust with general office facilities, and providing persons satisfactory to the Board to serve as officers of the Trust. For these services, FAdS is entitled to receive a monthly fee at annual rates of 0.10% of the first $150 million of the Fund's average daily net assets and 0.05% of the Fund's average daily net assets in excess of $150 million, with a $40,00 minimum fee per year. FAdS, in its sole discretion, may waive all or any portion of its fees.

         FAdS, which is located at Two Portland Square, Portland, Maine 04101, was organized under Delaware law on December 29, 1995 and, as of the date of this Prospectus, FAdS and FFSI provided management, administrative and distribution services to registered investment companies and collective investment funds with assets of approximately $18 billion.

DISTRIBUTOR

         Under a Distribution Agreement, FFSI acts as the distributor of the Fund's shares. FFSI acts as the agent of the Trust in connection with the offering of Fund shares. FFSI receives no compensation for its services under the Distribution Agreement. FFSI may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. FFSI may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares. Investors purchasing shares of the Funds through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that it may charge. FFSI is a registered broker-dealer and investment adviser and is a member of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICES PLAN

         The Trust has adopted a shareholder services plan (the "Plan") which provides that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized FAdS to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Transfer Agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

         Among the services  provided by the shareholder  servicing  agents are:
(1) aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; (2) answering customer inquiries regarding account matters; (3) assisting shareholders in designating and changing various account options; (4) transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports; (5) tabulating proxies;
(6) processing dividend payments and providing subaccounting services for Fund shares held beneficially; and, (7) providing such other services as the Trust or a shareholder may request.

TRANSFER AGENT AND FUND ACCOUNTANT

         The Trust has entered into a Transfer Agency Agreement with Forum Financial Corp. (the "Transfer Agent") under which the Transfer Agent acts as the Fund's transfer agent and dividend disbursing agent. The Transfer Agent maintains for each shareholder of record, an account (unless such accounts are maintained by sub-transfer agents) to which all shares purchased are credited, together with any dividends or distributions that are reinvested in additional shares. The Transfer Agent also performs other transfer agency functions and acts as dividend disbursing agent for the Trust. Forum Accounting Services, LLC ("FAcS") performs fund accounting services for the Fund, including determination of the Fund's net asset value. As of the date of this Prospectus each of FAdS, FFSI, the Transfer Agent and FAcS was controlled by John Y. Keffer, President and Chairman of the Trust.

EXPENSES OF THE TRUST

         The Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and those not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. The Adviser, FAdS and the Transfer Agent may each elect to waive (or continue to waive) all or a portion of their fees. Fee waivers are voluntary and may be reduced or eliminated at any time. The Trust is responsible for all of its expenses, including: interest charges and taxes; certain insurance premiums; fees, interest charges and expenses of the Trust's custodian and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; costs of forming the Trust and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; costs of maintaining books and accounts; costs of reproduction, stationery and supplies; compensation of the Trust's trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, FAdS or their respective affiliates and costs of other personnel performing services for the Trust; costs of corporate meetings; Securities and Exchange Commission registration fees and related expenses; state securities laws; the fees payable under the Advisory Agreement and the Administration Agreement; and any fees and expenses payable pursuant to the Plan. The Adviser has agreed to reimburse the Trust for certain of the Fund's operating expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale.

6.      PURCHASES AND REDEMPTIONS OF SHARES

GENERAL

         PURCHASES. Investments in the Fund may be made by an investor either directly or through certain brokers and financial institutions of which the investor is a customer. All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders.

         Fund shares may be purchased without a sales charge at their net asset value on any weekday except days when the New York Stock Exchange (the "Exchange") is closed, normally, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas (a "Business Day"). See "Other Information -- Determination of Net Asset Value."

         Fund shares are issued at a price equal to their net asset value per share next determined immediately after an order in proper form is received by the Transfer Agent. The Fund's net asset value is calculated as of the close of the Exchange (normally, 4:00 p.m., Eastern time) on each Business Day. Fund shares become entitled to receive dividends on the next Business Day after the order is accepted. The Trust and the Adviser reserve the right to reject any subscription for the purchase of Fund shares.

         REDEMPTIONS. Fund shares may be redeemed without charge on any Business Day. There is no minimum period of investment and no restriction on frequency of redemptions. Redemptions are effected at a price equal to the net asset value per share next determined following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation that the Transfer Agent may require). Shares redeemed are not entitled to participate in dividends declared after the day on which a redemption becomes effective.

         Normally, redemption proceeds are paid immediately, but in any event within seven days, following receipt of a redemption order by the Transfer Agent. Redemption proceeds, however, are not paid unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in the Fund through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder of record at his or her record address. Redemption rights may not be suspended nor may payment dates be postponed except when the Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the Securities and Exchange Commission.

         Redemption proceeds are normally paid in cash. Payments may be made wholly or partially in portfolio securities, however, if the Board determines that payment in cash would be detrimental to the best interests of the Fund. The Trust may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's net assets, whichever is less, during any 90 day period.

         The Trust and the Transfer Agent employ reasonable procedures to insure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust and Transfer Agent did not employ such procedures, either could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, these requests may be mailed or hand-delivered to the Transfer Agent.

         Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $2,500 ($2,000 for IRAs). Shareholders who wish to redeem shares by telephone or by bank wire must elect these options by properly completing the appropriate sections of their account application.

PURCHASE AND REDEMPTION PROCEDURES

         The following purchase and redemption procedures and shareholder services apply to investors who invest in the Fund directly. [These investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. For shareholder services described in this Prospectus but not referenced on the account application or to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

         There is a $2,500 minimum for initial investments in the Fund and a [$250] minimum for subsequent purchases, except for individual retirement accounts. See "Purchases and Redemptions of Shares -- Individual Retirement Accounts". Shareholders of record will receive from the Trust periodic statements listing account activity during a statement period.

INITIAL PURCHASE OF SHARES

     MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent at:

                           Polaris Global Value Fund
                           Two Portland Square
                           Portland, Maine  04101

         Checks are accepted at full value subject to collection. If a check does not clear, the purchase order will be canceled, and the investor will be liable for any losses or fees incurred by the Trust, the Transfer Agent or FFSI.

         BANK WIRE. To make an initial investment in the Fund using the fed wire system for transmittal of money among banks, an investor should first telephone the Transfer Agent at 888-263-5594 or 207- 879-0001 to obtain an account number for an initial investment. The investor should then instruct a member commercial bank to wire the money immediately to:

                           The Chase Manhattan Bank
                           New York, NY
                           ABA # 021000021
                               For Credit to:  Forum Financial Corp.

                               Account # 910-2-718187
                               Polaris Global Value Fund
                               (Investor's Name)
                               (Investor's Account Number)

         The investor should then promptly complete and mail the account application.

         Any investor planning to wire funds should instruct the bank early in the day so the wire transfer can be accomplished the same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of federal funds. The Trust does not charge investors for the receipt of wire transfers.

         THROUGH BROKERS AND OTHER FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through brokers and other financial institutions that have entered into sales agreements with FFSI. These institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Trust. The Trust is not responsible for the failure of any institution to promptly forward these requests or otherwise carry out its obligations to its customers.

         Investors who purchase shares through a financial institution may be charged a fee if they effect transactions in Fund shares through the institution and are subject to the procedures of their financial institution, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. These investors should acquaint themselves with their financial institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Customers who purchase Fund shares in this manner may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Under their arrangements with the Trust, broker-dealers are not generally required to deliver payment for purchase orders until several business days after a purchase order has been received by the Fund. Certain other institutions may also enter purchase orders with payment to follow.

         Certain shareholder services may not be available to shareholders who have purchased shares through an institution. These shareholders should contact their institution for further information. The Trust may confirm purchases and redemptions of an institution's customers directly to the institution, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the institution and its customers. The Trust is not responsible for the failure of any institution to carry out its obligations to its customers. Certain states permit Fund shares to be purchased and redeemed only through registered broker-dealers, including the Fund's distributor.

SUBSEQUENT PURCHASES OF SHARES

         Subsequent purchases may be made by sending a bank wire or by mailing a check as indicated above. Shareholders using the wire system for subsequent purchases should first telephone the Fund at 888-263-5594 or the Transfer Agent at 888-263 5594 or 207-879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

         AUTOMATIC INVESTMENT. Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in a Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from the Transfer Agent. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

         Shareholders that wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several weeks after a shareholder's application is received.

         REDEMPTION BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any share certificate that was issued to the shareholder. All share certificates submitted for redemption, and all written requests for redemption, must be endorsed by the shareholder with signature guaranteed.

         TELEPHONE REDEMPTION. A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling the Fund at 888-263-5594 or the Transfer Agent at 207-879-0001. Shareholders must provide the Transfer Agent with the shareholder's account number, the exact name in which the shares are registered, and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

         BANK WIRE REDEMPTION. For redemptions of more than $10,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by federal funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

         AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds are sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution that is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to the Transfer Agent.

         OTHER REDEMPTION MATTERS. To protect shareholders and the Fund against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a share certificate; (2) written instruction to redeem shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) redemption proceeds to be sent to other than the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) redemption proceeds to be paid to someone other than the record owners or to an account with a different registration; or (7) change of automatic investment or redemption, dividend election, telephone redemption option election or any other option election in connection with the shareholder's account.

         Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

         The Transfer Agent may deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, all distributions on the account are reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested, and the checks will be canceled.

INDIVIDUAL RETIREMENT ACCOUNTS

         A single Fund should not be considered as a complete investment vehicle for the assets held in individual retirement accounts. The Fund may be a suitable investment for assets held in a traditional or Roth individual retirement account (collectively, "IRAs"). An IRA account application form may be obtained by contacting the Trust at 888-263-5594 or its Transfer Agent at 207-879-0001. For a traditional IRA, generally, all contributions are tax-deductible, and investment earnings will be tax-deferred until withdrawn. The deduction on contributions to a traditional IRA is reduced, however, if the individual or, in the case of a married individual, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels. Contributions to a Roth IRA are not tax deductible, but generally investment earnings grow tax-free. Individuals may make IRA contributions of up to a maximum of $2,000 annually. The Fund's minimum initial investment for investors opening an IRA or investing through their own IRA is $2,000, and its minimum subsequent investment is $250.

         An employer may also contribute to an individual's IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, an employee may contribute up to $6,000 annually to the employee's IRA, and the employer must generally match such contributions up to 3% of the employee's annual salary. Alternatively, the employer may elect to contribute to the employee's IRA 2% of the lesser of the employee's earned income or $150,000.

         The foregoing discussion regarding IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. Investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

EXCHANGES

         Fund shareholders may exchange their shares for Investor shares of Daily Assets Treasury Fund, another series of the Trust. A prospectus for Daily Assets Treasury Fund may be obtained by contacting the Transfer Agent.

         The Trust does not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Trust reserves the right, however, to limit excessive exchanges by any shareholder and may impose a fee for excessive exchanges. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of Daily Assets Treasury Fund.

         Exchanges may only be made between identically registered accounts or by opening a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which the exchange is being made.

         Under federal tax law, an exchange is treated as a redemption and a purchase. Accordingly, an investor may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the investor's basis in the shares at the time of the exchange transaction. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. See "Additional Purchase and Redemption Information" in the SAI.

         EXCHANGES BY MAIL. You may make an exchange by sending a written request to the Transfer Agent accompanied by any share certificates for the shares to be exchanged. You must sign all written requests for exchanges and endorse all certificates submitted for exchange with your signature guaranteed. (See "Redemption of Shares - Other Redemption Matters.")

         EXCHANGE BY TELEPHONE. If you have elected telephone exchange privileges, you may make a telephone exchange request by calling the Transfer Agent at 888-263-5594 or 207-879-0001 and providing the account number, the exact name in which the shareholder's shares are registered and your social security or taxpayer identification number. (See "Redemption of Shares - Other Redemption Matters.")

7.      DIVIDENDS AND TAX MATTERS

DIVIDENDS

         Dividends of the Fund's net investment income are declared and paid at least annually. Any net capital gain realized by the Fund is distributed annually.

         Shareholders may choose either to have all dividends reinvested in additional Fund shares or received in cash or to have distributions of net capital gain reinvested in additional shares of the Fund and dividends of net investment income paid in cash. All dividends are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund.

         Income dividends will be reinvested at the Fund's net asset value as of the last day of the period with respect to which the dividends are paid. Capital gain distributions will be reinvested at the net asset value of the Fund on the payment date for the distribution. All dividends and distributions are reinvested unless another option is selected. All dividends not reinvested will be paid to the shareholder in cash and may be made more than seven days following the date on which dividends would otherwise be reinvested.

TAXES

         TAXATION OF THE FUND. The Fund intends to qualify each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be liable for federal income and excise taxes on the net investment income and capital gain distributed to its shareholders in accordance with the applicable provisions of the Code. The Fund intends to distribute all of its net income and net capital gains each year. Accordingly, the Fund should thereby avoid all federal income and excise taxes.

         SHAREHOLDER TAX MATTERS. Dividends paid by the Fund out of its net investment income (including realized net short term capital gain) are taxable to Fund shareholders as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months ("mid-term gain"), and a second rate (generally 20%) applies to the balance of such net capital gain ("adjusted net capital gain"). Distributions of net capital gain will be treated in the hands of shareholders as mid-term gain to the extent designated by the Fund as deriving from net gain from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gain, regardless of how long a shareholder has held shares in the Fund. A portion of the Fund's dividends may qualify for the dividends received deduction available to corporations.

         If a shareholder holds shares for six months or less and during that period receives a distribution of net capital gain, any loss realized on the sale of the shareholder's shares during that six-month period would be deemed a long-term capital loss to the extent of the distribution.

         Any dividend or distribution received by a shareholder on Fund shares will have the effect of reducing the net asset value of the shareholder's shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to the shareholder as described above.

         Investment income received by the Fund from sources within foreign countries may be subject to foreign income or other taxes. Under certain circumstances, shareholders will be notified of their share of these taxes and will be required to include that amount as income. In that event, the shareholder may be entitled to claim a credit or deduction for those taxes.

         GENERAL. The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a non-corporate shareholder unless the shareholder has certified in writing that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

         Reports containing appropriate information with respect to the federal income tax status of the Fund's dividends and distributions paid during the year will be mailed to shareholders shortly after the close of each year.

8.      OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

         The Trust determines the net asset value per share of the Fund as of the close of the Exchange on each Business Day by dividing the value of the Fund's net assets (I.E., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. Securities owned by the Fund for which market quotations are readily available are valued at current market value, or, in their absence, at fair value as determined by the Board. Purchases and redemptions are effected at the net asset value next determined following the receipt of any purchase or redemption order as described under "Purchases and Redemptions of Shares."

THE TRUST AND ITS SHARES

         The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares. Currently the authorized shares of the Trust are divided into 23 separate series. The Fund reserves the right to reorganize as a separate registered investment company, as opposed to a series of the Trust, without shareholder approval. The Fund also reserves the right to reorganize in a master-feeder or fund-of-funds structure under the Investment Company Act or any rule or exemptive order thereunder without shareholder approval.

         On May [__], 1998, the Fund acquired substantially all of the assets of the Predecessor Partnership, a Massachusetts limited partnership, for which the Adviser served as the general partner and investment adviser. The Predecessor Partnership, which had an investment objective and policies substantially similar to those of the Fund, was organized in 1989.

         Each share of each fund of the Trust and each class of shares, as applicable, has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each fund or class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares. Each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan that pertains to the fund or class and other matters for which separate fund or class voting is required or appropriate under applicable law. Generally, shares are voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a fund is entitled to a pro rata share of all dividends and distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

         From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

YEAR 2000 COMPLIANCE

         Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers to the Fund do not properly process and calculate date-related information and data from and after January 2000. The Adviser has taken steps to address the Year 2000 issue with respect to the computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. The Adviser does not anticipate that the move to the Year 2000 will have a material impact on its ability to continue to provide the Funds with service at current levels.

                                    APPENDIX

         OPTIONS ON EQUITY SECURITIES (sometimes referred to as stock options) - A call option is a short-term contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer (seller) of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer (seller) of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period.

         OPTIONS ON STOCK INDICES - A stock index assigns relative values to the stocks included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of a stock index option, the purchaser will realize and the writer will pay an amount based on the difference between the exercise price and the closing price of the stock index.

         FOREIGN CURRENCY OPTIONS - A foreign currency option operates in the same manner as an option on securities. Options on foreign currencies are primarily traded in the over-the-counter markets.

         STOCK INDEX FUTURES CONTRACTS - A stock index futures contract is a bilateral agreement under which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made.
Generally contracts are closed out prior to the expiration date of the contract.

         FOREIGN CURRENCY FUTURES CONTRACTS - A foreign currency futures contract is a bilateral agreement under which two parties agree to take or make delivery of a quantity of a foreign currency called for in a contract at a specified future time and at a specific price. Although these contracts call for delivery of or acceptance of the foreign currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

         OPTIONS ON FUTURES CONTRACTS - Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option in the future.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                            POLARIS GLOBAL VALUE FUND

                                   PROSPECTUS

                                  MAY __, 1998


                                     POLARIS
                            CAPITAL MANAGEMENT, INC.
                         REGISTERED INVESTMENT ADVISORS

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                            POLARIS GLOBAL VALUE FUND

--------------------------------------------------------------------------------

Investment Adviser:                             Account Information and
         Polaris Capital Management, Inc.       Shareholder Servicing
         125 Summer Street                               Forum Financial Corp.
         Boston, Massachusetts 02110                     Two Portland Square
                                                         Portland, Maine  04101
                                                         207-879-0001
                                                         888-263-5594
--------------------------------------------------------------------------------
SUBJECT TO COMPLETION
                       STATEMENT OF ADDITIONAL INFORMATION
                                  May __, 1998

Forum Funds (the "Trust") is a registered open-end investment company. This Statement of Additional Information ("SAI") supplements the Prospectus dated May __, 1998 offering shares of Polaris Global Value Fund (the "Fund") and should be read only in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting shareholder servicing at the addresses listed above.

                        TABLE OF CONTENTS
                                                                       PAGE

          1.       Investment Policies
                     and Limitations.................................
          2.       Performance Data..................................
          3.       Management........................................
          4.       Determination of Net Asset Value..................
          5.       Portfolio Transactions............................
          6.       Custodian.........................................
          7.       Additional Purchase and
                     Redemption Information..........................
          8.       Tax Matters.......................................
          9.       Other Matters.....................................

          Appendix A - Description of Securities Ratings
          Appendix B - Control Persons and Principal Holders of Securities

Defined terms used in this SAI have the same meaning as defined in the Fund's Prospectus. THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                     1. INVESTMENT POLICIES AND LIMITATIONS

         The Fund's Adviser, Polaris Capital Management, Inc., intends to invest the Fund's assets primarily in a portfolio of equity securities of issuers located worldwide.

INVESTMENT IN FOREIGN SECURITIES

         While the Adviser currently intends to invest the Fund's assets in issuers located in at least 5 countries, there is no limit on the amount of the Fund's assets that may be invested in issuers located in any one country or region. To the extent that the Fund has concentrated its investments in issuers located in a country or region, the Fund is more susceptible to factors adversely affecting the economy of that country or region than if the Fund were invested in a more geographically diverse portfolio.

         Foreign securities are generally purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets are generally not as developed or efficient as those in the United States, and securities of foreign companies may be less liquid and more volatile than securities of comparable United States companies. Fixed commissions on foreign stock exchanges can be higher than negotiated commissions on United States exchanges. The Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Foreign countries may place limitations on the removal of funds or other assets of the Fund, and diplomatic developments could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, self-sufficiency of natural resources and balance of payments position.

         The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for the shareholder's proportionate share of foreign taxes paid by the Fund. See "Tax Matters."

         Although the Fund values its assets daily in terms of U.S. dollars, it will not normally convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (commonly known as the "spread") between the price at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         Investors should understand that the expense ratio of the Fund can be expected to be higher than that of other investment companies investing solely in domestic securities due to, among other things, the greater cost of maintaining the custody of foreign securities and higher transaction charges, such as stamp duties and turnover taxes that may be associated with the purchase and sale of portfolio securities.

RATINGS AS INVESTMENT CRITERIA

         Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to corporate bonds, including convertible securities by Moody's and S&P is included in Appendix A to this Statement of Additional Information. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

CONVERTIBLE SECURITIES

         The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

         The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

WARRANTS

         The Fund may invest in warrants, which provide the holder the right to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

FOREIGN CURRENCY TRANSACTIONS

         Investments in foreign companies will usually involve currencies of foreign countries. In addition, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. Accordingly, the value of the assets of the Fund as measured in United States dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

         The Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

         Second, the Fund may enter into forward currency contracts in connection with existing portfolio positions. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Adviser does not intend to enter into forward contracts on a regular or continuous basis, and will not do so if, as a result, the Fund will have more than 25% of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

         At or before the settlement of a forward currency contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global, around-the-clock market.

         When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount.

HEDGING AND OPTION INCOME STRATEGIES

         As discussed in the Prospectus, the Adviser may engage in certain options and futures strategies to attempt to enhance performance or hedge the Fund's portfolio. The instruments in which the Fund may invest include: (1) options on securities, stock indices and foreign currencies; (2) stock index and foreign currency futures contracts ("futures contracts"); and (3) options on futures contracts. Use of these instruments is subject to regulation by the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which options and futures are traded, and the Commodities Futures Trading Commission (the "CFTC").

     The various strategies referred to herein and in the Fund's Prospectus are intended to illustrate the types of strategies that are available to, and may be used by, the Adviser in managing the Fund's portfolio. No assurance can be given, however, that any strategies will succeed.

         The Fund will not use leverage in its hedging strategies. In the case of transactions entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. The Fund will not enter into a hedging strategy that exposes the Fund to an obligation to another party unless it owns either: (1) an offsetting ("covered") position, or (2) cash, U.S. Government Securities or other liquid assets with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

         The Fund may purchase put and call options  written by others and write
(sell) put and call options covering specified securities, stock index-related amounts or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency or security. The Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities.

         The Fund may purchase call options on equity securities that the Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

         The Fund may write covered call options. The Fund may write call options when the Adviser believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs. The Fund may write covered put options only to effect closing transactions.

         The Fund may purchase and write put and call options on stock indices in much the same manner as the equity security options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities which are being hedged. Stock index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

         The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Options Strategies" above and "Foreign Currency Forward Transactions" which influence foreign exchange sales and investments generally.

         The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

         The Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of a stock index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, the Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by the Fund may result in material losses to the Fund.

         (4) The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

FUTURES STRATEGIES

         A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, securities or currencies as called for in the contract at a specified future date and at a specified price. For stock index futures contracts, delivery is of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the time of the contract and the close of trading of the contract.

         The Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the Fund's securities. To the extent that the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may purchase a stock index futures contract if a significant market or market sector advance is anticipated. These purchases would serve as a temporary substitute for the purchase of individual stocks, which stocks may then be purchased in the future.

         The Fund may purchase call options on a stock index future as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual stock, in that it can be used as a temporary substitute for a position in the stock itself. The Fund may purchase a call option on a stock index future to hedge against a market advance in stocks which the Fund planned to acquire at a future date. The Fund may also purchase put options on stock index futures contracts. These purchases are analogous to the purchase of protective puts on individual stocks, where a level of protection is sought below which no additional economic loss would be incurred by the Fund. The Fund may write covered call options on stock index futures contracts as a partial hedge against a decline in the prices of stocks held in the Fund's portfolio. This is analogous to writing covered call options on securities.

         The Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, the Fund may sell foreign currency futures contracts when the Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. The Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. The Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

         No price is paid upon entering into futures contracts; rather, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

         Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. For example, futures contracts on broad-based stock indices can currently be entered into with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Stock Index on the New York Futures Exchange, the Value Line Composite Stock Index on the Kansas City Board of Trade and the Major Market Index of the Chicago Board of Trade.

         Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In such event, it may not be possible for the Fund to close a position, and in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by the Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged securities or currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying securities or currencies which causes this situation to occur. As a result, a correct forecast of general market trends still may not result in successful hedging through the use of futures contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. The Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) The Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

         (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

         The Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. The Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of
Section 4.5 of the rules of the CFTC. Under that section the Fund would be permitted to purchase such futures or options contracts only for bona fide hedging purposes within the meaning of the rules of the CFTC; provided, however, that in addition, with respect to positions in commodity futures and option contracts not for bona fide hedging purposes, the Fund represents that the aggregate initial margin and premiums required to establish these positions (subject to certain exclusions) will not exceed 5% of the liquidation value of the Fund's assets after taking into account unrealized profits and losses on any such contract the Fund has entered into.

BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

         The Fund may borrow money in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fun maintains a segregated account.

OTHER TECHNIQUES INVOLVING LEVERAGE

         Utilization of leveraging involves special risks and may involve speculative investment techniques. The Fund may borrow for other than temporary or emergency purposes, lend its securities, enter reverse repurchase agreements and purchase securities on a when issued or forward commitment basis. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

         Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowing were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of it investments at an inappropriate time The use of leverage may be considered speculative.

SEGREGATED ACCOUNT

         In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will maintain in a segregated account cash, U.S. Government Securities (or other assets as may be permitted by the Securities and Exchange Commission) in accordance with Securities and Exchange Commission guidelines. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments include the Fund's obligations to repurchase securities under a reverse repurchase agreement and settle when-issued and forward commitment transactions.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

         Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         The Fund may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When the Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

         At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

         To the extent the Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

         The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities which it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, the Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to the current market values.

         When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. The Fund will establish and maintain with its custodian a separate account with cash, U.S. Government Securities or other liquid assets in an amount at least equal to such commitments. No when-issued or forward commitments will be made by the Fund if, as a result, more than 10% of the value of the Fund's total assets would be committed to such transactions.

INVESTMENT COMPANY SECURITIES

         In connection with managing its cash position, the Fund may invest in the securities of other investment companies that are money market funds, including the Fund's affiliates, within the limits proscribed by the Investment Company Act. In addition to the Fund's expenses (including the various fees), as a shareholder in another investment company, a Fund would bear its pro rata portion of the other investment company's expenses (including fees).

TEMPORARY INVESTMENTS

         The cash or cash equivalents in which the Fund may invest include: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that are members of the Federal Deposit Insurance Corporation and whose short term ratings are rated in one of the two highest rating categories by S&P or Moody's or, if not rated by those agencies, determined by the Adviser to be of comparable quality; (3) commercial paper of prime quality rated "A-2" or higher by S&P or "Prime-2" or higher by Moody's or, if not rated by those agencies, determined by the Adviser to be of comparable quality; and (3) repurchase agreements covering any of the securities in which the Fund may invest directly.

FUNDAMENTAL POLICIES

         Fundamental investment policies of the Fund may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A majority of the Fund's outstanding voting securities, as defined in the Investment Company Act, means the lesser of: (1) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the shares are present or represented; or (2) more than 50% of the outstanding shares of the Fund. Investment policies are not fundamental unless they are designated as fundamental.

INVESTMENT LIMITATIONS

         The Fund has adopted the following fundamental investment limitations that are in addition to those contained in the Fund's Prospectus and that may not be changed without shareholder approval. The Fund may not:

         (1) Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets. For purposes of this limitation, the following are not treated as borrowings to the extent they are fully collateralized: (a) the delayed delivery of purchased securities; (such as the purchase of when-issued securities); (b) reverse repurchase agreements; (c) dollar-roll transactions; and (d) the lending of securities.

         (2)  Purchase  securities,   other  than  U.S.  Government  Securities,
  repurchase agreements covering U.S. Government Securities, or securities of other regulated investment companies, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

         (3) The Fund is "non-diversified" as that term is defined in the Investment Company Act. To the extent required to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may not purchase a security (other than a U.S. Government Security or a security of a regulated investment company) if, as a result: (a) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (b) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (c) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

         (4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         (5) Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of debt securities which are otherwise permissible investments.

         (6) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-through and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

         (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

         (8) Issue senior securities, except that: (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the Investment
Company Act or an exemptive order; (b) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the Investment Company Act; and (c) subject to the restrictions set forth above, the Fund may borrow money as authorized by the Investment Company Act.

     The Fund has adopted the following nonfundamental investment limitations that may be changed by the Trust's Board of Trustees without shareholder approval. The Fund:

         (a) May not pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (b) May not invest in securities of another registered investment company, except to the extent permitted by the Investment Company Act.

         (c) The Fund may not enter into short sales if, as a result, more than 25% of the Fund's total assets would be so invested or the Fund's short positions (other than those positions "against the box") would represent more than 2% of the outstanding voting securities of any single issuer or of any class of securities of any single issuer.

         (d) May not invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if as a result, more than 5% of the value of the Fund's total assets would be so invested.

         (e) May not invest in or hold securities of any issuer if to the Fund's knowledge officers and trustees of the Trust or the Fund's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

         (f) May not acquire securities or invest in repurchase agreements that do not provide for termination within in seven days with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities that are not readily marketable, including securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933 ("Restricted Securities").

         (g) May not invest in interests in oil or gas or interests in other mineral exploration or development programs.

                  Except as required by the Investment Company Act, whenever an amended or restated investment policy or limitation states a maximum percentage of the Fund's assets that may be invested, such percentage limitation will be determined immediately after and as a result of the acquisition of such security or other asset. Any subsequent change in values, assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies or limitations.

                               2. PERFORMANCE DATA

         The Fund may quote performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's net asset value, yield and total return will fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost. The average annual return of the Fund for the periods ended May ___, 1998 was as follows:

         One Year     Three Years       Five Years       Since Inception
         -------       ---------        ---------         ------------

As discussed below, the performance of the Fund includes the performance of a limited partnership prior to its acquisition by the Fund.

         In performance advertising each Fund may compare any of its performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). Each Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates. In addition, the Funds may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS

         The Fund may advertise total return. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

         Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV; where:

                  P = a  hypothetical  initial  payment of  $1,000;
                  T = average annual total return;
                  n = number of years; and
                  ERV = ending redeemable value (ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

         In addition to average annual total returns, the Fund may quote cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gain and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1); where:
                  PT = period total return;
                  The other definitions are the same as in average annual total return above.

LIMITED PARTNERSHIP PERFORMANCE

         [Prior to May __, 1998, the Adviser acted as general partner and investment adviser to a Massachusetts limited partnership, the Predecessor Partnership, with an investment objective and investment policies that were [in all material respects] equivalent to those of the Fund. On May ___, l998, the Fund acquired the assets of the limited partnership.] Therefore, the performance for the Fund includes the performance of the predecessor limited partnership for periods before the Fund was established. The limited partnership performance was adjusted by netting the Fund's 1998 estimate of its expense ratios for its first year of operation as a mutual fund. The limited partnership was not registered under the Investment Company Act and was not subject to certain limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance result. Prior performance is not indicative of the Fund's future performance.]

                                  3. MANAGEMENT

         The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the Investment Company Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 54)

          President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, LLC (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent) and Forum Investment Advisors, LLC (a registered investment adviser). Mr. Keffer is a Trustee and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as manager or administrator and for which Forum Financial Services, Inc. serves as distributor. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 53)

          Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 54)

          President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 53)

          Partner at the law firm of Reid & Priest LLP. Prior thereto, he was a partner at the law firm of Winthrop Stimson Putnam & Roberts and prior thereto, a partner at the law firm of LeBoeuf, Lamb, Leiby & MacRae. His address is 40 West 57th Street, New York, New York 10019-4097.

Mark D. Kaplan, Vice President, Acting Treasurer and Assistant Secretary
(age 41)

          Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

          Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy, Assistant Secretary (age 44)

         Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Cheryl O. Tumlin, Assistant Secretary (age 31)

         Assistant Counsel, Forum Financial Services, Inc., with which she has been associated since July 1996. Prior thereto, Ms. Tumlin was on the staff of the U.S. Securities and Exchange Commission as an attorney in the Division of Market Regulation and prior thereto Ms. Tumlin was an associate with the law firm of Robinson Silverman Pearce Aronsohn & Berman in New York, New York. Ms. Tumlin is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

         TRUSTEE COMPENSATION. Each trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication), plus $100 per active portfolio of the Trust, and is paid $1,000 for each committee meeting attended on a date when a Board meeting is not held. To the extent a meeting relates to only certain portfolios of the Trust, trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

         The following table provides the aggregate compensation paid to each trustee. The Trust has not adopted any form of retirement plan covering trustees or officers. Information is presented for the fiscal year ended March 31, 1997.

                                                           Accrued           Annual
                                        Aggregate          Pension        Benefits Upon       Total
         Trustee                      Compensation        Benefits         Retirement      Compensation
         -------                      ------------        --------         ----------      ------------
         Mr. Keffer                       None              None              None             None
         Mr. Azariadis                   $4,000             None              None            $4,000
         Mr. Cheng                       $4,000             None              None            $4,000
         Mr. Parish                      $4,000             None              None            $4,000

THE INVESTMENT ADVISER

         Under an investment advisory agreement with the Trust (the "Advisory Agreement"), the Fund's investment adviser, Polaris Capital Management, Inc. (the "Adviser") furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Advisory Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

         The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees, or by the Adviser on 60 days' written notice to the Trust, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

         The Advisory Agreement provides that the Adviser may render services to others. In addition to receiving its advisory fee from the Fund of 1.00% of the Fund's average daily net assets, the Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Fund. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Fund an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Fund with respect to the client's assets invested in the Fund.

         The Adviser has agreed to reimburse the Trust for certain of the Fund's operating expenses which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Trust may elect not to qualify its shares for sale in every state. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by the Adviser monthly. Subject to the obligations of the Adviser to reimburse the Trust for its excess expenses, the Trust has, under the Advisory Agreement, confirmed its obligation to pay all its other expenses. The Trust believes that currently the most restrictive expense ratio limitation imposed by any state is 2-1/2% of the first $30 million of the Fund's average net asset, 2% of the next $70 million of its average net assets and 1-1/2% of its average net assets in excess of $100 million.

ADMINISTRATION

         Under an Administration Agreement, Forum Administrative Services, LLC ("FAdS") supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, fund accountant and custodian and arranging for maintenance of books and records of the Trust). In addition, under the Agreement, FAdS is directly responsible for managing the Trust's regulatory and legal compliance and overseeing the preparation of its registration statement. Under the Administration Agreement, FAdS is entitled to an annual fee, payable monthly, at the rates of 0.10% of the first $150 million of the Fund's average daily net assets and 0.05% on the Fund's average daily net assets in excess of that amount. The Administration Agreement remains in effect until terminated, provided that continuance is specifically approved at least annually: (1) by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund; and (2) by a vote of a majority of trustees of the Trust who are not parties to the Administration Agreement or interested persons of a party to the Administration Agreement.

         The Administration Agreement may be terminated by either party without penalty on 60 days' written notice and may not be assigned except upon written consent of both parties. The Administration Agreement also provides that FAdS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAdS's duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

         FAdS also provides persons satisfactory to the Board of Trustees to serve as officers of the Trust. Those officers, as well as certain other employees and trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) FAdS, the Adviser or their respective affiliates.

DISTRIBUTOR

         Forum Financial Services, Inc. ("FFSI") acts as distributor of the Fund's shares on a best efforts basis pursuant to a Distribution Agreement with the Trust (the "Distribution Agreement"). The Distribution Agreement will remain in effect for a period of twelve months from the date of its effectiveness and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board of Trustees or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and do not have any direct or indirect financial interest in the Distribution Agreement.

         The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Fund by vote of the Fund's shareholders or by either party to the agreement on 60 days' written notice to the Trust. The Distribution Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Distribution Agreement.

TRANSFER AGENT

         Forum Financial Corp. ("FFC") acts as transfer agent of the Trust under a transfer agency agreement (the "Transfer Agency Agreement"). The Transfer Agency Agreement provides, with respect to the Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the agreement is specifically approved at least annually by the Board or, with respect to the Fund, by a vote of the shareholders of the Fund, and in either case by a majority of the trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

         Among the responsibilities of FFC as agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to it shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

         FFC or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. FFC or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from FFC with respect to assets of those customers or clients invested in the Fund. FFC, FAdS or sub-transfer agents or processing agents retained by FFC may be Processing Organizations (as defined in the Prospectus) and in the case of sub-transfer agents or processing agents, may also be affiliated persons of FFC or FAdS.

         For its services under the Transfer Agency Agreement, FFC receives a fee at an annual rate $24,000 per year plus annual shareholder account fees of $25.00 per shareholder account; such fees to be computed as of the last business day of the prior month.

FUND ACCOUNTING

         Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Fund under a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by a vote of the shareholders of the Trust and in either case by a majority of the trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement. Under its agreement, FAcS prepares and maintains books and records of the Fund on behalf of the Trust as required under the Investment Company Act, calculates the net asset value per share of the Fund and dividends and capital-gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. For the services provided under the Fund Accounting Agreement, FAcS is entitled to receive from the Trust with respect to the Fund a fee of $36,000 per year plus an additional $12,000 per year in fiscal years after the Fund's first two years of operations.

                       4. DETERMINATION OF NET ASSET VALUE

         The Trust determines the Fund's net asset value per share as of the close of the New York Stock Exchange (normally, 4:00 p.m., Eastern time), on Business Days (as defined in the Prospectus), by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. The Trust does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities listed or traded on United States or foreign securities exchanges are valued at the last quoted sales prices on such exchanges prior to the time when assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed best to reflect market value. Listed securities that are not traded on a particular day, and securities regularly traded in the over-the-counter market, are valued at the price within the limits of the latest available current bid and asked prices deemed best to reflect market value. In instances where market quotations are not readily available, the security is valued in a manner intended to reflect its fair value. All other securities and assets are valued in a manner determined to reflect their fair value. For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by any major bank.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund Business Day in New York. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Fund Business Days in New York and on which the Fund's net asset value is not calculated. Calculation of the net asset value per share of the Fund does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange, Inc. will not be reflected in the Fund's calculation of net asset value unless it is deemed that the particular event would materially affect net asset value, in which case an adjustment will be made.

                            5. PORTFOLIO TRANSACTIONS

         The Fund generally effects purchases and sales through brokers who charge commissions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

         Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on foreign stock exchanges these commissions are generally fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed fixed commission or discount. Where transactions are executed in the over-the-counter market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, it will utilize the services of others. In all cases the Fund will attempt to negotiate best execution.

         The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commission, including certain dealer spreads, paid in connection with Fund transactions, the Adviser takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Adviser may also take into account payments made by brokers effecting transactions for the Fund: (1) to the Fund, or (2) to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay.

         In addition, the Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis may be used by the Adviser in connection with services to clients other than the Fund, and the Adviser's fee is not reduced by reason of the Adviser's receipt of the research services.

         Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies and accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         The Fund contemplates that, consistent with the policy of obtaining best net results, brokerage transactions may be conducted through the Adviser's affiliates, affiliates of those persons or FFSI. The Advisory Agreement authorizes the Adviser to so execute trades. The Board of Trustees has adopted procedures in conformity with applicable rules under the Investment Company Act to ensure that all brokerage commissions paid to these persons are reasonable and fair.
                                  6. CUSTODIAN

         Under a Custodian Agreement (the "Custodian Agreement"), The [Bank] acts as the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, determining income and collecting interest on Fund investments. The Fund's custodian employs foreign subcustodians to provide custody of the Fund's foreign assets in accordance with applicable regulations.

                7. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Fund are sold on a continuous basis by FFSI at net asset value without any sales charge. Redemption proceeds normally are paid in cash. However, payments may be made wholly or partly in portfolio securities if the Board of Trustees determines economic conditions exist which would make payment in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

         In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus from time to time.

         Shareholders' rights of redemption may not be suspended, except: (1) for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund.

EXCHANGE PRIVILEGE

         The exchange privilege permits shareholders of the Fund to exchange their shares for Investor shares of Daily Assets Treasury Fund, a money market fund of the Trust ("Participating Fund"). For federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than his basis in such shares at the time of the transaction.

         By use of the exchange privilege, the shareholder authorizes FFC to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by FFC to be genuine. The records of FFC of such instructions are binding. Proceeds of an exchange transaction may be invested in the other Participating Fund in the name of the shareholder.

         Exchange transactions are made on the basis of relative net asset values per share at the time of the exchange transaction. Shares of either Participating Fund may be redeemed and the proceeds used to purchase, without a sales charge, shares of the other Participating Fund. The terms of the exchange privilege are subject to change, and the privilege may be terminated by the Trust. However, the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without reasonable advance notice to shareholders.

                                 8. TAX MATTERS

FOREIGN INCOME TAXES

         Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

U.S. FEDERAL INCOME TAXES

         The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Code. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment.

         Income received by the Fund from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to that election, shareholders would be required: (1) to include in gross income, even though not actually received, their respective pro-rata share of foreign taxes paid by the Fund; and (2) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or, subject to certain limitations, to use it as a foreign tax credit against federal income taxes (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

         The Fund may or may not meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid. Each shareholder will be notified after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (1) the foreign taxes paid, and (2) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under
Section 401 of the Code, will not be affected by any "pass through" of foreign taxes.

         For federal income tax purposes, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of: (1) foreign currencies; (2) debt securities denominated in a foreign currency; or (3) a forward contract denominated in a foreign currency, which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the assets and the date of disposition also are treated as ordinary gain or loss.

         The use of certain hedging strategies such as writing and purchasing options, futures contracts and options on futures contracts and entering into foreign currency forward contracts and other foreign instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of income received by the Fund in connection therewith.

         Dividends out of net ordinary income and distributions of net short-term capital gain are eligible, in the case of corporate shareholders, for the dividends-received deduction, subject to proportionate reduction of the amount eligible for deduction if the aggregate qualifying dividends received by the Fund from domestic corporations in any year are less than 100% of its gross income (excluding long-term capital gain from securities transactions). A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund more than 45 days during the 90 day period beginning 45 days prior to the ex-dividend date. Furthermore, provisions of the tax law disallow the dividends-received deduction to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

                                9. OTHER MATTERS

COUNSEL AND AUDITORS

     Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

         _________________, independent auditors, have been selected as auditors of the Trust.

THE TRUST AND ITS SHARES

         The Trust was originally incorporated in Maryland on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. On January 5, 1996, Forum Funds, Inc. was reorganized as a Delaware business trust. The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may in the future divide portfolios or series into two or more classes of shares (such as Investor and Institutional Shares). Currently the authorized shares of the Trust are divided into 23 separate series. The Fund reserves the right to reorganize as a separate registered investment company, as opposed to a series of the Trust without a shareholder vote. The Fund also reserves the right to reorganize in a master-feeder or funds-of-funds structure without a shareholder vote

         Each share of each fund of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the fund or class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular portfolio or class, except if the matter affects only one portfolio or class or voting by portfolio or class is required by law, in which case shares will be voted separately by portfolio or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a portfolio is entitled to the shareholder's pro rata share of all dividends and distributions arising from that portfolio's assets and, upon redeeming shares, will receive the portion of the portfolio's net assets represented by the redeemed shares.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS
                        ---------------------------------

CORPORATE BONDS (INCLUDING CONVERTIBLE DEBT)

         (A)  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds that are rated "Aaa" are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the ":Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.

Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds that are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds that are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the "Aa", "A", "Baa", "Ba" or "B" groups that Moody's believes possess the strongest investment attributes are designated by the symbols "Aa1", "A1", "Baa1", "Ba1", and "B1".

         (B)  STANDARD & POOR'S CORPORATION ("S&P")

         S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated "A" have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas, they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated "CCC" have currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating "C" is reserved for income bonds on which no interest is being paid.

Bonds are rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. Bonds rated "D" are in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period. The "D" rating also is used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Note: The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

PREFERRED STOCK  (INCLUDING CONVERTIBLE PREFERRED STOCK)

         (A)  MOODY'S

         Moody's rates preferred stock issues as follows:

An issue rated "aaa" is a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated "aa" is a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated "a" is an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated "baa" is a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated "ba" has speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An  issue  rated  "b"  generally  lacks  the   characteristics  of  a  desirable
investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

         (B)  STANDARD & POOR'S

         Standard & Poor's rates preferred stock issues as follows:

"AAA" is the highest  rating that is assigned by S&P to a preferred  stock issue
and  indicates  an  extremely   strong  capacity  to  pay  the  preferred  stock
obligations.

A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas if normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

Preferred stocks rated "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but currently making such payments.

A preferred stock rated "C" is a non-paying issue.

A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                                   APPENDIX B

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 10, 1998, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED               OF FUND OWNED
                                                                       -------------            ----------------
OAK HALL EQUITY FUND
--------------------

Maryann Wolf                                                              11.96%                   40,946.955
55 Central Park West Apt 12-13
New York  NY  10023

Simeon Gold & Heide Gold, Jt. Ten.                                         8.13%                   27,856.149
136 East 76th Street Apt. 10F
New York  NY  10021

Jane Levy                                                                  5.15%                   17,622.969
320 West 87th Street Apt. 3W
New York  NY  10024

Bank of Boston, IRA Custodian                                              5.13%                   17,553.097
FBO Maryann Wolf
55 Central Park West Apt. 12-13
New York  NY  10023

AUSTIN GLOBAL EQUITY FUND
-------------------------

Administrative Data Management Corp.                                      95.46%                  900,625.402
Attn:  Sue Needell
581 Main Street
Woodbridge  NJ  07095-1198

DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
----------------------------

Forum Fi                                                                  100.00%                    10.000
Forum Financial Group
Two Portland Square
Portland  ME  04101


                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
                                                                       -------------            ----------------
DAILY ASSETS CASH FUND
INSTITUTIONAL SHARES
----------------------

Forum Fi                                                                  100.00%                    10.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SHARES
----------------------------

Babb & Co #02-6004105                                                     100.00%                4,154,555.490
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SHARES
---------------------------

Forum Fi                                                                  100.00%                    5.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

DAILY ASSETS TREASURY OBLIGATIONS FUND
INSTITUTIONAL SHARES
--------------------------------------

Babb & Co #02-6004105                                                     100.00%                70,805,935.890
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302-0477

INVESTORS BOND FUND
-------------------

Firstrust Co.                                                             73.33%                 5,802,674.028
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                         18.35%                 1,452,104.356
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456


                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
                                                                       -------------            ----------------
FORUM TAXSAVER BOND FUND
------------------------

First Trust Co.                                                           50.98%                 1,823,877.187
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

SEI Trust Company                                                         25.55%                  913,993.962
c/o Irwin Union Bank & Trust
Attn:  Mutual Funds Administrator
One Freedom Valley Drive
Oaks  PA  19456

Leonore Zusman Ttee                                                        5.76%                  206,021.417
Leonore Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Ct.
Englewood  OH  45322

Lawrence L. Zusman Ttee                                                    5.16%                  184,652.189
Lawrence L. Zusman Living Trust  U/A/D 2/3/93
6439 Woodacre Court
Englewood  OH  45322

PAYSON BALANCED FUND
--------------------

ALA & Co.                                                                 15.39%                  248,375.143
c/o H.M. Payson & Co.  Attn:  Rebecca Lott
PO Box 31
Portland  ME  04112

Payse & Co.                                                               15.13%                  244,299.596
c/o H.M. Payson & Co.  Attn:  Rebecca Lott
PO Box 31
Portland  ME  04112

MAINE MUNICIPAL BOND FUND
-------------------------

Administrative Data Management Corp.                                      40.63%                 1,015,080.634
Attn:  Sue Needell
581 Main Street
Woodbridge  NJ  07095-1198

DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICES SHARES
-----------------------------

H.M. Payson & Co. Custody Account                                         40.07%                 18,918,278.950
FBO Customer Funds Under Management
PO Box 31
Portland  ME  04112

                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
                                                                       -------------            ----------------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICES SHARES (CONTINUED)
-----------------------------------------

H.M. Payson & Co. Trust Account                                           39.63%                 18,709,475.200
FBO Trust Funds Under Management
PO Box 31
Portland  ME  04112

PAYSON VALUE FUND
-----------------

Payse & Co.                                                               21.65%                  194,687.710
c/o H.M. Payson & Co.  Attn: Rebecca Lott
PO Box 31
Portland  ME  04112

ALA & Co.                                                                 17.47%                  157,110.127
c/o H.M. Payson & Co.  Attn: Rebecca Lott
PO Box 31
Portland  ME  04112

NEW HAMPSHIRE BOND FUND
-----------------------

Independence Trust                                                        43.00%                  503,378.386
Attn:  Linda Feliciano
200 Bedford Street  5th Floor
Manchester  NH  03105-0119

Administrative Data Management Corp.                                      35.22%                  412,367.462
Attn:  Sue Needell
581 Main Street
Woodbridge  NJ  07095-1198

DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICES SHARES
-----------------------------

H.M. Payson & Co. Custody Account                                         56.90%                 7,166,186.340
FBO Customer Funds Under Management
PO Box 31
Portland  ME  04112

H.M. Payson & Co. Trust Account                                           37.44%                 4,715,126.140
FBO Trust Funds Under Management
PO Box 31
Portland  ME  04112


                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
                                                                       -------------            ----------------
INVESTORS EQUITY FUND
---------------------

Allagash & Co.                                                            96.61%                  130,658.987
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

INTERNATIONAL EQUITY FUND
-------------------------

Forum Fi                                                                  67.80%                    500.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

Donaldson, Lufkin & Jenrette Sec Corp.                                    32.20%                    237.417
Mutual Funds Dept. - 5th Floor
PO Box 2052
Jersey City  NJ  07303

INVESTORS GROWTH FUND
---------------------

Firstrust Co.                                                             100.00%                2,863,713.851
National City Bank Trust Dept.
227 Main Street
Evansville  IN  47708

DAILY ASSETS GOVERNMENT FUND
INSTITUTIONAL SERVICE SHARES
----------------------------

Forum Fi                                                                  100.00%                    5.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

DAILY ASSETS MUNICIPAL FUND
INSTITUTIONAL SERVICES SHARES
-----------------------------

Forum Fi                                                                  100.00%                    5.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

DAILY ASSETS TREASURY OBLIGATIONS
INSTITUTIONAL SERVICES SHARE
---------------------------------

Forum Fi                                                                  100.00%                    5.000
Forum Financial Group
Two Portland Square
Portland  ME  04101


                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
                                                                       -------------            -----------------
EQUITY INDEX FUND
-----------------

Allagash & Co.                                                            99.83%                  430,724.526
c/o Bank of New Hampshire
PO Box 477
Concord  NH  03302

QUADRA VALUE EQUITY FUND
------------------------

HMK Enterprises, Inc.                                                     45.47%                   42,337.003
800 South Street
Suite 355
Waltham  MA  02154

Charlesgate West Management Inc.                                          17.79%                   16,561.068
Attn:  Paul Malnati
2 Charlesgate West
Boston  MA  02215

Bank of Boston  IRA R/O Custodian                                          9.02%                   8,398.994
FBO Eileen Delasandro Levi
8 Paige Street
Hingham  MA  02043

Bank of Boston  IRA R/O Cust.                                              5.42%                   5,047.801
FBO Howard H. Stevenson
PO Box 277
Southborough  MA  01772-0003

Lester I. Tenney as Ttee                                                   5.33%                   4,962.848
FBO Lester I. Tenney & Betty S. Tenney
Living Trust U/A/D 09/13/83
4513 E. Walatown
Phoenix  AZ  85044

A S Gibbs Ttee                                                             5.02%                   4,669.392
FBO The Alfred S. Gibbs Family Trust
U/A/D  03/01/1991
1980 Pine Tree Way  NW
Stuart  FL  34994-8834

QUADRA INTERNATIONAL EQUITY FUND
--------------------------------

Bank of Boston IRA  R/O Cust.                                             37.64%                   12,040.312
FBO Howard H. Stevenson
PO Box 277
Southborough  MA  01772-0003

                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
                                                                       -------------            ----------------
QUADRA INTERNATIONAL EQUITY FUND (CONTINUED)
--------------------------------------------

Bank of Boston  SEP  IRA Cust.                                            32.67%                   10,450.397
FBO William Gould
116 Old Wharf Road
North Chatam  MA  02650

Bank of Boston IRA Cust.                                                  12.11%                   3,874.428
FBO  Nancy Hsiung
5 Ingraham Road
Wellesley  MA  02181

Eileen Delasandro Levi Ttee                                                6.39%                   2,045.028
FBO Eileen Delasandro Levi Keogh Plan
DTD 12/31/95
8 Paige Street
Hingham  MA  02043

Donald A. Levi Ttee                                                        6.39%                   2,045.028
FBO Donald A. Levi Keogh Plan
DTD 12/31/95 Amended
8 Paige Street
Hingham  MA  02043

QUADRA GROWTH FUND
------------------

John E. Rosenthal                                                         71.49%                   80,304.108
1212 West Street
Carlisle  MA  01741

Nancy Hsiung                                                               6.69%                   7,512.935
5 Ingraham Road
Wellesley  MA  02181

Bank of Boston IRA R/O Cust.                                               5.18%                   5,821.412
FBO Howard H. Stevenson
PO Box 277
Southborough  MA  01772-0003

Donald A. Levi Ttee                                                        5.16%                   5,792.573
FBO Donald A. Levi Keogh Plan
DTD 12/31/95 Amended
8 Paige Street
Hingham  MA  02043


                                                                       PERCENTAGE OF            AMOUNT OF SHARES
                                                                       SHARES OWNED              OF FUND OWNED
                                                                       -------------            ----------------
EMERGING MARKETS FUND
---------------------

Forum Fi                                                                  65.52%                    500.000
Forum Financial Group
Two Portland Square
Portland  ME  04101

Donaldson Lufkin & Jenrette Sec Corp.                                     34.48%                    263.158
Mutual Funds Dept. - 5th Floor
PO Box 2052
Jersey City  NJ  07303

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A)      FINANCIAL STATEMENTS.

Included in the Prospectus:

         Not Applicable

Included in the Statement of Additional Information:

         Not Applicable

(B)      EXHIBITS.

NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-67052.

         (1)* Copy of the Trust Instrument of the Registrant dated August 29, 1995 (filed as Exhibit 1 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

         (2)*     Copy of  By-Laws  of the  Registrant  (filed as Exhibit (2) to
                  PEA  No   43  via  EDGAR  on  July 31,  1997, accession number
                  0000912057-97-025707)

         (3)      None.

         (4)      (a)       Sections   2.04  and   2.06  of  Registrant's  Trust
                  Instrument provide as follows:

                                    "SECTION 2.04 TRANSFER OF SHARES.  Except as
                           otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                                    "SECTION 2.06  ESTABLISHMENT OF SERIES.  The
                           Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

                                    "All  references  to  Shares  in this  Trust
                           Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

                                    "Each  Share of a Series of the Trust  shall
                           represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a
                           Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

         (5)   (a)* Investment  Advisory  Agreement between  Registrant and H.M.
                    Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund (filed as Exhibit 5(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

               (b)* Investment  Advisory Agreement between Registrant and Quadra
                    Capital  Partners,  L.P. (filed as Exhibit (5)(c) to PEA No.
                    41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (c)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and Anhalt/O'Connell,  Inc. (filed as Exhibit
                    (5)(d) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (d)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and Carl Domino Associates, L.P. (filed as Exhibit (5)(e) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (e)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and McDonald Investment Management, Inc. (filed as Exhibit (5)(f) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (f)* Investment  Subadvisory  Agreement  between  Quadra  Capital
                    Partners, L.P. and LM Capital Management, Inc. (filed as Exhibit (5)(g) to PEA No. 41 via EDGAR on December 31, 1996, accession number 0000912057-96-030646).

               (g)* Investment  Advisory  Agreement  between the  Registrant and
                    Austin Investment Management, Inc. (filed as Exhibit (5)(j) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

               (h)* Investment Advisory Agreement between the Registrant and Oak
                    Hall Capital Advisors, Inc. (filed as Exhibit (5)(k) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

               (i)* Investment   Advisory   Agreement   between   Norwest   Bank
                    Minnesota, N.A. and Core Trust (Delaware) relating to Index Portfolio (filed as Exhibit 5(a) to Amendment No. 5 the Registration Statement of Core Trust (Delarware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568).

               (j)* Investment   Advisory  Agreement  between  Schroder  Capital
                    Management International, Inc. and Schroder Capital Funds, relating to Schroder U.S. Smaller Companies Portfolio, International Equity Fund and Schroder Emerging Markets Fund Institutional Portfolio (filed as Exhibit 5 to Amendment No. 1 to the Registration Statement of Schroder Capital Funds, File No. 811-9130, via EDGAR on August 9, 1996, accesssion number 0000898432-96-000341.

               (k)* Form of  Investment  Advisory  Agreement  between Core Trust
                    (Delware) and Forum Investment Advisors, LLC relating to Treasury Portfolio, Treasury Cash Portfolio, Cash Portfolio, Government Cash Portfolio and Municipal Cash Portfolio (filed as Exhibit 5(n) to PEA No. 52 via EDGAR on November 24, 1997, accession number 0001047469-97-005953).

               (l)* Investment  Advisory Agreement between Core Trust (Delaware)
                    and Schroder Capital Management International, Inc. relating to International Portfolio (filed as Exhibit 5(b) to Amendment No. 5 to the Registration Statement of Core Trust (Delaware), File No. 811-8858, via EDGAR on September 30, 1996, accession number 0000912057-96-021568).

               (m)* Investment  Advisory  Agreement between Registrant and Forum
                    Investment Advisors, LLC (filed as Exhibit 5(p) to PEA 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

         (6)   (a)* Form of Selected  Dealer  Agreement  between Forum Financial
                    Services, Inc. and securities brokers (filed as Exhibit 6(c) to PEA 21).

               (b)* Form of Bank Affiliated  Selected Dealer  Agreement  between
                    Forum Financial Services,  Inc. and bank affiliates filed as
                    Exhibit 6(d) of PEA 21).

               (c)* Distribution   Agreement   between   Registrant   and  Forum
                    Financial Services, Inc. (filed as Exhibit 6(f) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

         (7)      None.

         (8)   (a)* Form of Transfer  Agency  Agreement  between  Registrant and
                    Forum Financial Corp. (filed as Exhibit 8(a) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

               (b)* Form of Custodian Agreement between Registrant and the First
                    National Bank of Boston (filed as Exhibit 8(b) to PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

         (9)   (a)* Administration   Agreement  between   Registrant  and  Forum
                    Administrative Services, LLC (filed as Exhibit 6(e) to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

               (b)* Shareholder  Service  Plan  of  Registrant  relating  to the
                    Quadra Funds and Form of Shareholder Service Agreement relating to Quadra Funds (filed as Exhibit 9(b) to PEA No. 49 via EDGAR on November 5, 1997, accession number 0001004402-97-000163).

               (c)* Form of  Shareholder  Service Plan of Registrant and Form of
                    Shareholder Service Agreement relating to the Daily Assets Treasury Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Daily Assets Treasury Obligations Fund (filed as Exhibit 9(c) to PEA No. 50 via EDGAR on November 12, 1997, accession no. 0001004402-97-000189).

         (10)*    Opinion of Seward & Kissel  dated  January  5, 1996  (filed as
                  Exhibit 10 of PEA No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

         (11)     None.

         (12)     None.

         (13)* Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of registrant (filed as Exhibit 13 to Registration Statement).

         (14)*    Form  of  Disclosure   Statement  and  Custodial  Account
                  Agreement applicable to individual retirement accounts (filed as Exhibit 14 of PEA No. 21).

         (15)  (a)* Form of Rule 12b-1 Plan adopted by the Registrant  (filed as
                    Exhibit 15 of PEA No. 16).

               (b)* Rule 12b-1 Plan  adopted by the  Registrant  with respect to the Payson Value Fund and the Payson Balanced Fund (filed as
                    Exhibit 8(c) of PEA No. 20).

         (16) Schedule of Sample Performance Calculations (filed as Exhibit 16 to PEA No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).


         Other Exhibits:

               (a)* Powers of  Attorney  for  Trustee  James C.  Cheng,  Trustee
                    Costas  Azariadis,  and Trustee J. Michael Parrish (filed as
                    Exhibit 99 to PEA No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

               (b)  Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF DECEMBER 31, 1997

         TITLE OF CLASS                                      NUMBER OF HOLDERS
         --------------                                      -----------------
         Investors High Grade Bond Fund                                      0
         Investors Bond Fund                                                55
         TaxSaver Bond Fund                                                 40
         Daily Assets Cash Fund                                             22
         Daily Assets Treasury Fund                                         96
         Daily Assets Government Fund                                        2
         Daily Assets Municipal Fund                                         3
         Daily Assets Treasury Obligations Fund                              2
         Payson Value Fund                                                 326
         Payson Balanced Fund                                              378

         Maine Municipal Bond Fund                                         391
         New Hampshire Bond Fund                                            81
         Austin Global Equity Fund                                          13
         Oak Hall Equity Fund                                              186
         Quadra Limited Maturity Treasury Fund                               3
         Quadra Value Equity Fund                                           14
         Quadra Growth Fund                                                  7
         Quadra International Equity Fund                                    8
         Quadra Opportunistic Bond Fund                                      6
         Equity Index Fund                                                   2
         Investors Equity Fund
         International Equity Fund                                           1
         Emerging Markets Fund                                               1
         Investors Growth Fund                                               2


ITEM 27. INDEMNIFICATION.

     In accordance with Section 3803 of the Delaware Business Trust Act, SECTION
5.2 of the Registrant's Trust Instrument provides as follows:

         "5.2.    INDEMNIFICATION.

                  "(a)    Subject to the exceptions and limitations contained in
                  Section (b) below:

                           "(i) Every  Person who is, or has been,  a Trustee or
                  officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           "(ii)  The  words  "claim,"   "action,"   "suit,"  or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  "(b)      No indemnification shall be provided  hereunder to a
                  Covered Person:

                           "(i) Who shall  have been  adjudicated  by a court or
                  body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                           "(ii) In the event of a settlement,  unless there has
                  been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           "(A)     By  the  court or other  body  approving the
                           settlement;

                           "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                  provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                  "(c) The  rights of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                  "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

                  "(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

                  "(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

Paragraph 4 of each Investment Advisory Agreement provides in substance as follows:

         "4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or and to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Paragraphs 3(f) and (g) and paragraph 5 of the Management and Distribution Agreement provide as follows:

         "(f) We agree to indemnify, defend and hold you, your several officers and directors, and any person who controls you within the meaning of
         Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which you, your officers and directors or any such controlling person may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in our Registration Statement or Prospectus in effect from time to time under the Securities Act or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that in no event shall anything contained in this paragraph 3(f) be so construed as to protect you against any liability to us or our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of your duties, or by reason of your reckless disregard of your obligations and duties under this paragraph. Our agreement to indemnify you, your officers and directors and any such controlling person as aforesaid is expressly conditioned upon our being notified of any action brought against you, your officers and directors or any such controlling person, such notification to be given by letter or by telegram addressed to us at our principal office in New York, New York, and sent to us by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The failure so to notify us of any such action shall not relieve us from any liability which we may have to the person against whom such action is brought by reason of any such alleged untrue statement or omission otherwise than on account of our indemnity agreement contained in this paragraph 3(f). We will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by us and approved by you. In the event we do elect to assume the defense of any such suit and retain counsel of good standing approved by you, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case we do not elect to assume the defense of any such suit, or in case you do not approve of counsel chosen by us, we will reimburse you or the controlling person or persons named as defendant or defendants in such suit, for the fees and expenses of any counsel retained by you or them. Our indemnification agreement contained in this paragraph 3(f) and our representations and warranties in this agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of you, your officers and directors or any controlling person and shall survive the sale of any shares of our common stock made pursuant to subscriptions obtained by you. This agreement of indemnity will inure exclusively to your benefit, to the benefit of your successors and assigns, and to the benefit of your officers and directors and any controlling persons and their successors and assigns. We agree promptly to notify you of the commencement of any litigation or proceeding against us in connection with the issue and sale of any shares of our common stock.

         "(g) You agree to indemnify, defend and hold us, our several officers and directors, and person who controls us within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which we, our officers or directors, or any such controlling person may incur under the Act or under common law or otherwise, but only to the extent that such liability, or expense incurred by us, our officers or directors or such controlling person resulting from such claims or demands shall arise out of or be based upon any alleged untrue statement of a material fact contained in information furnished in writing by you in your capacity as distributor to us for use in our Registration Statement or Prospectus in effect from time to time under the Act, or shall arise out of or be based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement or Prospectus or necessary to make such information not misleading. Your agreement to indemnify us, our officers and directors, and any such controlling person as aforesaid is expressly conditioned upon your being notified of any action brought against us, our officers or directors or any such controlling person, such notification to be given by letter or telegram addressed to you at your principal office in New York, New York, and sent to you by the person against whom such action is brought, within ten days after the summons or other first legal process shall have been served. You shall have a right to control the defense of such action, with counsel of your own choosing, satisfactory to us, if such action is based solely upon such alleged misstatement or omission on your part, and in any other event you and we, our officers or directors or such controlling person shall each have the right to participate in the defense or preparation of the defense of any such action. The failure so to notify you of any such action shall not relieve you from any liability which you may have to us, to our officers or directors, or to such controlling person by reason of any such untrue statement or omission on your part otherwise than on account of your indemnity agreement contained in this paragraph 3(g).

         "5 We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason or willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

Section 9(a) of the Distribution Services Agreement provides:

         "The Company agrees to indemnify, defend and hold the Underwriter, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Underwriter or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Company's Registration Statement or the Prospectus or Statement of Additional Information in effect from time to time under the Securities Act and relating to the Fund or arising out of or based upon any alleged omission to state a material fact required to be stated in any thereof or necessary to make the statements in any thereof not misleading; provided, however, that in no event shall anything herein contained be so construed as to protect the Underwriter against any liability to the Company or its security holders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the Underwriter's reckless disregard of its obligations and duties under this agreement. The Company's agreement to indemnify the Underwriter and any controlling person as aforesaid is expressly conditioned upon the Company's being notified of the commencement of any action brought against the Underwriter or any such controlling person, such notification to be given by letter or by telegram addressed to the Company at its principal office in New York, New York, and sent to the Company by the person against whom such action is brought within ten days after the summons or other first legal process shall have been served. The Company will be entitled to assume the defense of any suit brought to enforce any such claim, and to retain counsel of good standing chosen by the Company and approved by the Underwriter. In the event the Company elects to assume the defense of any such suit and retain counsel of good standing approved by the Underwriter, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Company does not elect to assume the defense of the suit or in case the Underwriter does not approve of counsel chosen by the Company, the Company will reimburse the Underwriter or the controlling person or persons named defendant or defendants in the suit for the fees and expenses of any counsel retained by the Underwriter or such person. The indemnification agreement contained in this Section 9 shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Underwriter or any controlling person and shall survive the sale of the Fund's shares made pursuant to subscriptions obtained by the Underwriter. This agreement of indemnity will inure exclusively to the benefit of the Underwriter, to the benefit of its successors and assigns, and to the benefit of any controlling persons and their successors and assigns. The Company agrees promptly to notify the Underwriter of the Underwriter of the commencement of any litigation or proceeding against the Company in connection with the issue and sale of any of shares of the Fund. The failure to do so notify the Company of the commencement of any such action shall not relieve the Company from any liability which it may have to the person against whom the action is brought by reason of any alleged untrue statement or omission otherwise than on account of the indemnity agreement contained in this Section 9."

In so far as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to each of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund, Daily Assets Municipal Fund, Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund) under the captions "Management " and "Management - Adviser" in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections which are of a substantial nature.

                  Forum Holdings Corp., Member.
                  Forum Financial Group, LLC., Member.

         Both Forum Holdings Corp. and Forum Financial Group, LLC are controlled by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provides services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.

         William J. Lewis, Director.

               Director of Forum Investment Advisors, LLC.

         Sara M. Morris, Treasurer.

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

               Chief Financial Officer, Forum Financial Group, LLC. Ms. Morris serves as an officer of several other Forum affiliated companies.

         David I. Goldstein, Secretary.

               General Counsel, Forum Financial Group, LLC. Mr. Goldstein serves as an officer of several other Forum affiliated companies.

         Dana A. Lukens, Assistant Secretary.

               Corporate Counsel, Forum Financial Group, LLC. Mr. Lukens also serves as an officer of several other Forum affiliated companies.

         Margaret J. Fenderson, Assistant Treasurer.

               Corporate Accounting Manager, Forum Financial Group, LLC. Ms. Fenderson also serves as an officer of several other Forum affiliated companies.

H.M. Payson & Co.

          The descriptions of H.M. Payson & Co. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information, with respect to the Payson Value Fund and the Payson Balanced Fund, constituting certain of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Adrian L. Asherman, Managing Director.

                    Portfolio Manager of H.M. Payson & Co. since 1955, General Partner from 1964 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         John C. Downing, Managing Director and Treasurer.

                    Portfolio Manger of H.M. Payson since 1983 and Managing Director since 1992. Mr. Downing has been associated with H.M. Payson since 1983. His address is One Portland Square, Portland, Maine 04101.

         William A. Macleod, Managing Director.

                    Portfolio Manager of H.M. Payson & Co. since 1984 and Managing Director since 1989. His address is One Portland Square, Portland, Maine 04101.

         Thomas M. Pierce, Managing Director.

                    Portfolio Manager of H.M. Payson & Co. since 1975, General Partner from 1981 to 1987 and Managing Director since 1987. His address is One Portland Square, Portland, Maine 04101.

         Peter E. Robbins, Managing Director.

                    Portfolio Manager of H.M. Payson & Co. since 1992, except for the period from January 1988 to October 1990. During that period, Mr. Robbins was president of Mariner Capital Group, a real estate development and non-financial asset management business. General Partner of H.M. Payson & Co. from 1986 to 1987, and Managing Director from 1987 to 1988, and since 1993.

         John H. Walker, Managing Director and President.

                    Portfolio Manager of H.M. Payson & Co. since 1967, General Partner from 1974 to 1987, and Managing Director since 1987. Mr. Walker is also a Director of York Holding Company and York Insurance Company. His address is One Portland Square, Portland, Maine 04101.

         Teresa M. Esposito, Managing Director.

                    Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

         John C. Knox, Managing Director.

                    Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Harold J. Dixon, Managing Director and Secretary.

                    Managing Director of H.M. Payson & Co. since 1995. His address is One Portland Square, Portland, Maine 04101.

         Laura McDill, Managing Director.

                    Managing Director of H.M. Payson & Co. since 1995. Her address is One Portland Square, Portland, Maine 04101.

Austin Investment Management, Inc.

       The description of Austin Investment Management, Inc. under the caption "Management - Adviser" in the Prospectus and Statement of Additional Information with respect to the Austin Global Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following is the director and principal executive officer of Austin Investment Management, Inc. 375 Park Avenue, New York, New York 10152, including his business connections which are of a substantial nature.

       Peter Vlachos, Director, President Treasurer and Secretary

Oak Hall Capital Advisors, Inc.

       The description of Oak Hall Capital Advisors, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Oak Hall Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Oak Hall Capital Advisors, Inc. 122 East 42nd Street, New York, New York 10168, including their business connections which are of a substantial nature.

       Alexander G. Anagnos, Director and Portfolio Manager.

          Consultant to American Services Corporation and Financial Advisor to WR Family Associates.

       Lewis G. Cole, Director.

          Partner, the Law Firm of Strook, Strook & Lavan.

       John C. Hathaway, President, director and Portfolio Manager.

       John J. Hock, Executive Vice President.

       Charles D. Klein, Portfolio Manager.

          Director, American Securities Corporation and Financial Advisor to WR Family Associates.

       David P. Steinmann, Executive Vice President, Secretary and Treasurer.

          Administrator WR Family Associates and Secretary and Treasurer of American Securities Corporation.

Carl Domino Associates, L.P.

       The description of Carl Domino Associates, L.P. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Value Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Carl Domino Associates, L.P., 580 Village Blvd., West Palm Beach, FL 33409 including their business connections which are of a substantial nature.

       Carl J. Domino, Managing Partner & Portfolio Manager.

       Paul Scoville, Jr., Senior Portfolio Manager.

       Ann Fritts Syring, Senior Portfolio Manager.

       John Wagstaff-Callahan, Senior Portfolio Manager.

          Prior to joining Carl Domino Associates,  L.P., Mr.  Wagstaff-Callahan
          was  a  Trustee  with  Batterymarch   Financial  Management,   Boston,
          Massachusetts.

       Stephen Krider Kent, Jr., Senior Portfolio Manager.

          Prior to joining Carl Domino Associates, L.P., Mr. Kent was a Senior Portfolio Manager with Gamble, Jones Holbrook & Bent, Carlsbad, California.

Anhalt/O'Connell, Inc.

       The description of Anhalt/O'Connell, Inc. under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra Limited Maturity Treasury Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, Anhalt/O'Connell, Inc., 345 South Figueroa Street, Suite 303, Los Angeles, CA, including their business connections which are of a substantial nature.

       Paul Edward Anhalt, Managing Director and Chairman.

          Mr. Anhalt is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director and Consulting Economist of Trust Company of the West.

       Michael Frederick O'Connell, Managing Director

          Mr. O'Connell is also a partner of Anhalt/O'Connell, a partnership, and was formerly Managing Director of Trust Company of the West and Vice President of Institutional Research Services, Inc., a registered broker-dealer.

LM Capital Management, Inc.

       The description of LM Capital Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional
       Information with respect to the Quadra Opportunistic Bond Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of, LM Capital Management, Inc., including their business connections which are of a substantial nature.

       Luis Malzel, Managing Director.

       John Chalker, Managing Director

McDonald Investment Management, Inc.

       The description of McDonald Investment Management, Inc., under the caption "Management - Advisor" in the Prospectus and Statement of Additional Information with respect to the Quadra International Equity Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The  following are the  directors  and  principal  executive  officers of
       McDonald   Investment   Management,   Inc.,   including   their  business
       connections which are of a substantial nature.

       John McDonald, President and Chief Investment Officer.

       Ron Belcot, Vice President - Research and Trading.

       Bill Hallman, Vice President.

       Ray DiBernardo, Vice President., Managing Director

             Mr. DiBernardo was formerly a portfolio manager with Royal Trust.

Smith Asset Management Group, L.P.

       The description of Smith Asset Management Group, L.P., under the caption "Management - Investment Advisory Services" in the Prospectus and Statement of Additional Information with respect to the Quadra Growth Fund, constituting part of Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

       The following are the directors and principal executive officers of Smith Asset Management Group, L.P., including their business connections which are of a substantial nature.

       Mr. Stephen Smith, Chief Investment Officer

Norwest Investment Management, Inc.

         The description of Norwest Investment Management, Inc. ("NIM"), under the caption "Management Investment Advisers and Portfolio Managers" in the Prospectus for Equity Index Fund and "Management --Adviser" or "Management - Investment Advisers and Portfolio Managers" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

         P. Jay Kiedrowski, Chairman, Chief Executive Officer and President, has been affiliated with NIM since 1989. Mr. Kiedrowski is also Executive Vice President of Norwest Bank Minnesota, N.A., and has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates since August, 1987.

         James W. Paulsen, Chief Investment Officer, has served in this capacity since January, 1997.

         Stephen P. Gianoli, Senior Vice President and Chief Executive Officer has been affiliated with NIM in various capacities since 1986.

         David S. Lunt, Vice President and Senior Portfolio Manager has been affiliated with NIM since 1997.

         Richard C. Villars, Vice President and Senior Portfolio Manager has been affiliated with NIM since 1997.

         Lee K. Chase, Vice President, has been affiliated with NIM since 1997.

         Andrew Owen, Vice President, has been affiliated with NIM since 1997.

         Eileen A. Kuhry, Investment Compliance Specialist, has been affiliated with NIM since 2997.

Schroder Capital Management International Inc.

         The description of Schroder Capital Management International Inc. ("Schroder") under the caption "Management - Investment Advisers and Portfolio Managers." in the Prospectus for International Equity Fund and Emerging Markets Fund and "Management - Investment Advisers and Portfolio Managers" in the Statement of Additional Information relating to those funds, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

         The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

          David M. Salisbury. Chief Executive Officer, Director and Chairman of SCMI; Joint Chief Executive and Director of Schroder Ltd.

          Richard R. Foulkes. Deputy Chairman/Executive Vice President of SCMI. Mr. Foulkes is also a Director of Schroder Ltd.

          John A. Troiano. Chief Executive and Director of SCMI. Mr. Troiano is also a Director of Schroder Ltd.

          David Gibson. Senior Vice President and Director of SCMI. Director of Schroder Capital Management and Senior Vice President of Schroder Ltd.

          John S. Ager. Senior Vice President and Director of SCMI. Mr. Ager is also a Director of Schroder Ltd.

          Sharon L. Haugh. Executive Vice President and Director of SCMI, Director and Chairman of Schroder Advisors Inc., and Director of Schroder Ltd.

          Gavin D.L. Ralston. Senior Vice President and Managing Director of SCMI; Director of Schroder Ltd.

          Mark J. Smith. Senior Vice President and Director of SCMI. Mr. Smith is also Director of Schroder Ltd.

          Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

          Jane P. Lucas. Senior Vice President and Director of SCMI; Director of Schroder Advisors Inc.; Director of Schroder Capital Management.

          C. John Govett. Director of SCMI; Group Managing Director of Schroder Ltd. And Director of Schroders plc.

          Phillipa J. Gould. Senior Vice President and Director of SCMI.

          Louise Croset. First Vice President and Director of SCMI, also First Vice President of Schroder Ltd.

          Abdallah Nauphal, Group Vice President and Director of SCMI.

Polaris Capital Management, Inc.

         The description of Polaris Capital Management, Inc. ("Polaris") under the caption "Management Investment Adviser and Portfolio Manager." in the Prospectus for Polaris Global Value Fund and "Management -
         Investment Adviser and Portfolio Manager" in the Statement of Additional Information relating to that fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

         The following are the directors and principal officers of Polaris, including their business connections of a substantial nature. The address of the company is 125 Summer Street, Boston, Massachusetts 02110.

          Bernard R. Horn, Jr. President and portfolio manager of Polaris Capital Management, Inc.


ITEM 29. PRINCIPAL UNDERWRITER.

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds and Sound Shore Fund, Inc.

         (b) John Y. Keffer, President of Forum Financial Services, Inc., is the Chairman and President of the Registrant. Sara M. Morris is the Treasurer of Forum Financial Services. David I. Goldstein, Secretary of Forum Financial Services, Inc., is the Secretary of the Registrant. Margaret J. Fenderson is the Assistant Treasurer of Forum Financial Services, Inc. and Dana Lukens is the Assistant Secretary of Forum Financial Services, Inc. Their business address is Two Portland Square, Portland, Maine 04101.

         (c)      Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Financial Corp., Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 31. MANAGEMENT SERVICES.

         Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectus offering the shares or the commencement of public shares of the shares of Polaris Global Value Fund; and,

(i) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 18th day of Febuary, 1998.

                                              FORUM FUNDS


                                              By: /s/ David I. Goldstein
                                                 ----------------------------
                                                  David I. Goldstein, Secretary

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons on the 18th day of February, 1998.

                      SIGNATURES                            TITLE

(a)      Principal Executive Officer

              John Y. Keffer                                President and
                                                            Chairman
              By: /s/ David I. Goldstein
                  -------------------------
                  David I. Goldstein
                  Attorney in Fact*

(b)      Principal Financial and Accounting Officer

              /s/ Mark D. Kaplan                            Assistant Treasurer
              ----------------------------
              Mark D. Kaplan

(c)      The Trustees

              John Y. Keffer*                               Trustee
              James C. Cheng*                               Trustee
              J. Michael Parish*                            Trustee
              Costas Azariadis*                             Trustee

              By: /s/ David I. Goldstein
                 ----------------------------
                  David I. Goldstein
                  Attorney in Fact*



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